   As filed with the Securities and Exchange Commission on April 23, 1999



                                                     Registration No. 333-50817

-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 3

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 30



             LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C (eAnnuity)
                  -------------------------------------------
                          (Exact Name of Registrant)


                        LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                             Jack D. Hunter, Esq.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000
                  -------------------------------------------
                    (Name and Address of Agent for Service)


        Copies of all communications to Porter, Wright, Morris & Arthur
                          1667 K Street NW, Suite 1100
                              Washington, D.C. 20006
                        Attention: Patrice M. Pitts, Esq.

It is proposed that this filing will become effective on May 1, 1999 pursuant to paragraph (b) of Rule 485.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
INDIVIDUAL VARIABLE ANNUITY CONTRACTS


ISSUED BY:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Indiana 46802

SERVICING OFFICE:
Lincoln Financial Direct
P.O. Box 691
Leesburg, VA 20178


This prospectus describes an individual flexible premium deferred variable annuity contract (Contract) issued by The Lincoln National Life Insurance Company (Lincoln Life). This Contract may be sold under different names. Most transactions involving this Contract may be performed through Lincoln Life's Internet Service Center.


The Contract described in this prospectus is offered for both traditional and Roth individual retirement annuities (IRAs) and as a nonqualified Contract. A nonqualified Contract can be owned jointly only by spouses and is purchased with after-tax money.


The Contract offers you the accumulation of Contract Value and payment of periodic annuity benefits. These benefits are paid on a variable basis. Annuity benefits start at the Annuity Commencement Date which you select. If the Contractowner dies before the Annuity Commencement Date, the Contract Value will be paid to the Beneficiary. (See DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE.)


The minimum initial Purchase Payment for the Contract is $1,000. The minimum payment to the Contract, after the initial Purchase Payment, is $100 per payment. Lincoln Life reserves the right to limit the sum of Purchase Payments made under this Contract to $5,000,000.

All Purchase Payments will be placed in Lincoln National Variable Annuity Account C (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life, which is the depositor. Based upon your instructions, the VAA invests Purchase Payments (at net asset value) in specified funds. Both the value of a Contract before the Annuity Commencement Date and the amount of payouts afterward will depend upon the investment performance of the fund(s) you selected. INVESTMENTS IN THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY OTHER PERSON OR ENTITY.

This prospectus details the information regarding the VAA that you should know before investing. You should read it carefully and it will remain available through Lincoln Life's Internet Service Center. We have also attached current prospectuses for each of the 21 funds available through the Contract as follows:

The eleven Lincoln National funds prospectuses:

 1. Lincoln National Aggressive Growth Fund, Inc.

 2. Lincoln National Bond Fund, Inc.

 3. Lincoln National Capital Appreciation Fund, Inc.

 4. Lincoln National Equity-Income Fund, Inc.

 5. Lincoln National Global Asset Allocation Fund, Inc.

 6. Lincoln National Growth and Income Fund, Inc.

 7. Lincoln National International Fund, Inc.

 8. Lincoln National Managed Fund, Inc.

 9. Lincoln National Money Market Fund, Inc.

10. Lincoln National Social Awareness Fund, Inc.

11. Lincoln National Special Opportunities Fund, Inc.

The prospectus for Delaware Group Premium Fund, Inc., which contains information regarding:


12. Delaware Premium--Growth and Income Series (Formerly: Decatur Total Return Series)



13. Delaware Premium--Global Bond Series



14. Delaware Premium--Trend Series


The BT Insurance Funds Trust prospectus for:

15. Equity 500 Index Fund

16. Small Cap Index Fund

The American Century Variable Portfolios, Inc. prospectus for:

17. VP International

The Baron Capital Funds Trust prospectus for:

18. Baron Capital Asset Fund

The Neuberger Berman Advisers Management Trust Portfolios prospectus for:

19. AMT Partners Portfolio

20. AMT MidCap Growth Portfolio

The Janus Aspen Series prospectus for:

21. Worldwide Growth Portfolio

You should read each of these prospectuses carefully before purchasing a Contract and save them for future reference.

A Statement of Additional Information (SAI), dated May 1, 1999, concerning the VAA has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the SAI appears on the last page of this prospectus. A free copy of the SAI is available upon e-mail request through our Internet Service Center (http://www.AnnuityNet.com). The SAI is also available through the SEC website (http://www.sec.gov). In addition, the material incorporated by reference and other information regarding registrants who file electronically with the SEC is available through the SEC website.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this prospectus is May 1, 1999.

TABLE OF CONTENTS

                                                 Page
---------------------------------------------------------
SPECIAL TERMS                                          3
---------------------------------------------------------
EXPENSE TABLES                                         4
Contractowner transaction expenses                     4
VAA annual expenses for subaccounts                    4
Annual expenses of the Funds, Series and
Portfolios for the year ended 1998                     4
Examples                                               6
---------------------------------------------------------
SYNOPSIS                                               8
---------------------------------------------------------
CONDENSED FINANCIAL INFORMATION                       10
Accumulation unit values                              10
Additional information for the money market
subaccount                                            11
---------------------------------------------------------
INVESTMENT RESULTS                                    12
---------------------------------------------------------
FINANCIAL STATEMENTS                                  12
---------------------------------------------------------
LINCOLN NATIONAL LIFE INSURANCE CO.                   12
---------------------------------------------------------
VARIABLE ANNUITY ACCOUNT (VAA)                        12
---------------------------------------------------------
INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT           12
Investment advisor                                    12
Funds                                                 13
Investment objectives, policies and
restrictions                                          15
Reinvestment of dividends and capital gain
distributions                                         15
Addition, deletion or substitution of
investments                                           15
---------------------------------------------------------
CHARGES AND OTHER DEDUCTIONS                          15
Deductions from the VAA                               15
Surrender charge                                      16
Deductions for premium taxes                          16
Other charges and deductions                          16
Additional information                                16
---------------------------------------------------------
THE CONTRACT                                          16
Purchase of Contract                                  16
Who can invest                                        17
Purchase Payments                                     17
Valuation Date                                        17
Allocation of Purchase Payments                       17
Valuation of Accumulation Units                       17
Transfers between Subaccounts on or before
the Annuity Commencement Date                         17
Transfers after the Annuity Commencement
Date                                                  18
Death benefit before the Annuity
Commencement Date                                     18
Joint ownership                                       18
Death of Annuitant                                    18
Surrenders and Withdrawals                            19

                                                 Page
---------------------------------------------------------
Amendment of Contract                                 19
Ownership                                             19
Contractowner questions                               19
---------------------------------------------------------
ANNUITY PAYOUTS                                       19
Annuity options                                       19
General information                                   20
Variable annuity payouts                              20
---------------------------------------------------------
FEDERAL TAX STATUS                                    20
Introduction                                          20
Taxation of nonqualified annuities                    20
Tax Deferral on Earnings                              20
Contracts not owned by an individual                  20
Investments in the VAA must be diversified            21
Restrictions                                          21
Age at which Annuity Payouts begin                    21
Tax Treatment of Payments                             21
Taxation of Withdrawals and Surrenders                21
Taxation of Annuity Payouts                           21
Taxation of Death Benefits                            21
Penalty Taxes payable on Withdrawals,
Surrenders, or Annuity Payouts                        22
Special Rules if you own more than one
Annuity Contract                                      22
Gifting a Contract                                    22
Loss of Interest Deduction                            22
Qualified retirement plans                            22
Types of Qualified Contracts and Terms of
Contracts                                             22
Tax Treatment of Qualified Contracts                  22
Tax Treatment of Payments                             23
Federal Penalty Taxes payable on
Distributions                                         23
Transfers and Direct Rollovers                        23
Federal income tax withholding                        23
Tax status of Lincoln Life                            23
Changes in the law                                    23
---------------------------------------------------------
VOTING RIGHTS                                         23
---------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS                         24
---------------------------------------------------------
RETURN PRIVILEGE                                      24
---------------------------------------------------------
STATE REGULATION                                      24
---------------------------------------------------------
RECORDS AND REPORTS                                   24
---------------------------------------------------------
OTHER INFORMATION                                     24
---------------------------------------------------------
ADVERTISEMENTS/SALES LITERATURE                       25
---------------------------------------------------------
PREPARING FOR THE YEAR 2000                           25
---------------------------------------------------------
LEGAL PROCEEDINGS                                     26
---------------------------------------------------------

SPECIAL TERMS

Account or Variable Annuity Account (VAA) -- The segregated investment account, Account C, into which Lincoln Life sets aside and invests the assets for the Contract offered in this prospectus.

Accumulation Unit -- A measure used to calculate Contract Value before the Annuity Commencement Date.

Annuitant -- The person upon whose life the annuity benefit payments made after the Annuity Commencement Date will be based.

Annuity Commencement Date -- The Valuation Date when the funds are withdrawn or converted into Annuity Units for payment of annuity benefits under the Annuity Payout Option selected. For purposes of determining whether an event occurs before or after the Annuity Commencement Date, the Annuity Commencement Date is deemed to begin at close of business on the Valuation Date.

Annuity Payout Option -- An optional form of payout of the annuity available under the Contract.

Annuity Payout -- An amount paid at regular intervals after the Annuity Commencement Date under one of several options available to the Annuitant and/or any other payee. The amount paid may vary.

Annuity Unit -- A measure used to calculate the amount of Annuity Payouts after the Annuity Commencement Date.

Beneficiary -- The person whom you designate to receive the Death Benefit, if any, in case of the Contractowner's death.

Contract (variable annuity contract) -- The agreement between you and us providing a variable annuity.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights under the Contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the owner is also the Annuitant.

Contract Value -- At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a Contract.

Contract Year -- Each one-year period starting with the effective date of the Contract and starting with each Contract anniversary after that.

Death Benefit -- The amount payable to the Owner's designated Beneficiary if the Owner dies before the Annuity Commencement Date.

Internet Service Center -- The Internet site that Lincoln Life maintains to provide variable annuity contract documents and information to current and prospective annuity Contractowners and through which various transactions may be performed. Certain of these transactions may require faxed or mailed signatures.

Lincoln Life (we, us, our) -- Lincoln National Life Insurance Co.

Purchase Payments -- Amounts paid into the Contract.

Subaccount -- That portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund. A Subaccount corresponds to each fund.

Surrender Charge -- Also known as a contingent deferred sales charge, this charge may be assessed upon premature withdrawals or surrender of the Contract and is calculated according to the provisions of the Contract.

Valuation Date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation Period -- The period commencing at the close of trading (currently 4:00 p.m. EST) on each day that the NYSE is open for trading (in other words, the Valuation Date) and ending at the close of such trading on the next succeeding Valuation Date.

EXPENSE TABLES

CONTRACTOWNER TRANSACTION EXPENSES:

Currently, there is no charge for transfers between funds. However, we reserve the right to impose such charges in the future.

The Surrender Charge percentage is reduced to zero after three years according to the following schedule:

                             Contract year
-------------------------------------------------------------------------------------------------------
                             1                  2                  3                  4 or more
Surrender Charge as % of
Contract Value Withdrawn     3%                 2%                 1%                 0%
-------------------------------------------------------------------------------------------------------

This charge may be waived in certain cases. See CHARGES AND OTHER DEDUCTIONS.


VAA ANNUAL EXPENSES FOR SUBACCOUNTS:


(as a percentage of average account value for each Subaccount):


Annuity Asset Charge (Mortality and expense risk fees and
  Administrative expense fees):                                      0.55%


ANNUAL EXPENSES OF THE FUNDS, SERIES AND PORTFOLIOS FOR THE YEAR ENDED 1998


(as a percentage of each funds' average net assets and, where indicated, after expense reimbursements):


                                                  Management   12b-1           Other           Total
                                                  fees         fees        +   expenses    =   expenses
-------------------------------------------------------------------------------------------------------
 1. Lincoln National Aggressive Growth            0.73%        N/A             0.08%           0.81%

-------------------------------------------------------------------------------------------------------
 2. Lincoln National Bond                         0.44         N/A             0.13            0.57
-------------------------------------------------------------------------------------------------------
 3. Lincoln National Capital Appreciation         0.75         N/A             0.08            0.83
-------------------------------------------------------------------------------------------------------
 4. Lincoln National Equity-Income                0.72         N/A             0.07            0.79
-------------------------------------------------------------------------------------------------------
 5. Lincoln National Global Asset Allocation      0.72         N/A             0.19            0.91
-------------------------------------------------------------------------------------------------------
 6. Lincoln National Growth and Income            0.31         N/A             0.04            0.35
-------------------------------------------------------------------------------------------------------
 7. Lincoln National International                0.79         N/A             0.14            0.93
-------------------------------------------------------------------------------------------------------
 8. Lincoln National Managed                      0.36         N/A             0.03            0.39
-------------------------------------------------------------------------------------------------------
 9. Lincoln National Money Market                 0.48         N/A             0.11            0.59
-------------------------------------------------------------------------------------------------------
10. Lincoln National Social Awareness             0.34         N/A             0.04            0.38
-------------------------------------------------------------------------------------------------------
11. Lincoln National Special Opportunities        0.36         N/A             0.06            0.42
-------------------------------------------------------------------------------------------------------
12. Delaware Premium--Trend Series(1)             0.75         N/A             0.06            0.80
-------------------------------------------------------------------------------------------------------
13. Delaware Premium--Growth and Income Series(1) 0.60         N/A             0.11            0.71
-------------------------------------------------------------------------------------------------------
14. Delaware Premium--Global Bond Series(1)       0.75         N/A             0.08            0.83
-------------------------------------------------------------------------------------------------------
15. BT Equity 500 Index(2)                        0.20         N/A             0.10            0.30
-------------------------------------------------------------------------------------------------------
16. BT Small Cap Index(3)                         0.35         N/A             0.10            0.45
-------------------------------------------------------------------------------------------------------
17. American Century VP International(4)          1.47         N/A             N/A             1.47
-------------------------------------------------------------------------------------------------------
18. Baron Capital Asset(5)                        1.00         0.25            0.20            1.45
-------------------------------------------------------------------------------------------------------
19. AMT Partners(6)                               0.78         N/A             0.06            0.84
-------------------------------------------------------------------------------------------------------
20. AMT MidCap Growth(7)                          0.85         N/A             0.15            1.00
-------------------------------------------------------------------------------------------------------
21. Janus Worldwide Growth(8)                     0.65         N/A             0.07            0.72
-------------------------------------------------------------------------------------------------------



(1) The investment advisor for the Growth and Income Series (formerly known as "Decatur Total Return Series"), Trend Series and Global Bond Series is Delaware Management Company, Inc. ("Delaware Management"). Effective May 1, 1999, through October 31, 1999, the investment adviser for the series of Delaware Group Premium Fund, Inc. ("DGPF") have agreed voluntarily to waive its management fees and reimburse each series for expenses to the extent that total expenses will not exceed 0.80% for the Growth and Income Series, 0.85% for the Trend Series. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect May 1, 1999. The declaration of a voluntary expense limitation does not bind the investment adviser to declare future expense limitations with respect to these funds. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to the fund. Pursuant to a vote of the fund's shareholder's on March 17, 1999, a new management fee structure based on average daily net assets was approved. The above ratios have been restated to reflect the new management fee structure which took effect on May 1, 1999. Without the reimbursements or waivers total expenses for each series for year ending 12/31/98 would have been -- Global Bond, 0.92%, Trend, 0.85%.


(2) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so the Fund's total operating expenses will not exceed 0.30% of average daily net assets. If this reimbursement were not in place, the total operating expenses for the year ended December 31, 1998, would have been 1.19%. Expenses shown are based on annualized amounts. Actual expenses may be greater or less than shown.


(3) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so the Fund's total operating expenses will not exceed 0.45% of average daily net assets.


(4) American Century Investment Management, Inc. voluntarily waived a portion of its management fee from October 1, 1998, through November 16, 1998. In the absence of the waiver, the average ration of operating expenses to average net assets would have been 1.48% for the year ended December 31, 1998. The annualized fee schedule for the fund, effective November 17, 1998, is as follows: 1.50% on the first $250 million; 1.20% on the next $250 million; and 1.10% thereafter.


(5) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the $250 million of assets in the fund, 1.35% for fund assets over $250 million, and $1.25% for fund assets over $500 million. Without the expense limitations, total operating expenses for the fund for the period October 1, 1998 through December 31, 1998, would have been 7.62%.


(6) Neuberger Berman Advisors Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Management Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolios and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolios and its corresponding Series.


(7) Neuberger Berman Management, Inc. ("NBMI") has undertaken to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the portfolio's average daily net asset value. These expense reimbursement agreements are subject to termination upon 60 days written notice and there is no assurance that these policies will be continued thereafter.


(8) The fee reduction reduces the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Janus Capital has agreed to continue the waivers and fee reductions until at least the next annual renewal of the advisory agreement.

EXAMPLES


(reflecting expenses of the VAA and of the funds)


If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                1 year     3 years      5 years      10 years

----------------------------------------------------------------------------------------------------------------
       1.  Lincoln National Aggressive Growth                  $      45    $      54    $      74    $     164
----------------------------------------------------------------------------------------------------------------
       2.  Lincoln National Bond                                      42           45           59          131
----------------------------------------------------------------------------------------------------------------
       3.  Lincoln National Capital Appreciation                      45           55           76          166
----------------------------------------------------------------------------------------------------------------
       4.  Lincoln National Equity-Income                             45           54           73          161
----------------------------------------------------------------------------------------------------------------
       5.  Lincoln National Global Asset Allocation                   46           57           80          175
----------------------------------------------------------------------------------------------------------------
       6.  Lincoln National Growth and Income                         40           40           50          111
----------------------------------------------------------------------------------------------------------------
       7.  Lincoln National International                             46           58           81          177
----------------------------------------------------------------------------------------------------------------
       8.  Lincoln National Managed                                   41           42           54          119
----------------------------------------------------------------------------------------------------------------
       9.  Lincoln National Money Market                              43           47           62          137
----------------------------------------------------------------------------------------------------------------
      10.  Lincoln National Social Awareness                          41           41           51          114
----------------------------------------------------------------------------------------------------------------
      11.  Lincoln National Special Opportunities                     41           42           54          119
----------------------------------------------------------------------------------------------------------------
      12.  Delaware Premium--Trend Series                             45           54           74          164
----------------------------------------------------------------------------------------------------------------
      13.  Delaware Premium--Growth and Income Series*                44           51           69          152
----------------------------------------------------------------------------------------------------------------
      14.  Delaware Premium--Global Bond Series                       45           55           76          166
----------------------------------------------------------------------------------------------------------------
      15.  BT Equity 500 Index                                        40           38           47          105
----------------------------------------------------------------------------------------------------------------
      16.  BT Small Cap Index                                         41           43           55          122
----------------------------------------------------------------------------------------------------------------
      17.  American Century VP International                          51           74          108          234
----------------------------------------------------------------------------------------------------------------
      18.  Baron Capital Asset                                        51           74          108          233
----------------------------------------------------------------------------------------------------------------
      19.  AMT Partners                                               45           55           76          167
----------------------------------------------------------------------------------------------------------------
      20.  AMT MidCap Growth                                          47           60           84          185
----------------------------------------------------------------------------------------------------------------
      21.  Janus Worldwide Growth                                     44           51           70          153
----------------------------------------------------------------------------------------------------------------



* Formerly known as Decatur Total Return Series.

If you do not surrender your Contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                             1 year       3 years      5 years      10 years

---------------------------------------------------------------------------------------------------------------
       1.  Lincoln National Aggressive Growth                 $      14    $      43    $      74    $     164
---------------------------------------------------------------------------------------------------------------
       2.  Lincoln National Bond                                     11           34           59          131
---------------------------------------------------------------------------------------------------------------
       3.  Lincoln National Capital Appreciation                     14           44           76          166
---------------------------------------------------------------------------------------------------------------
       4.  Lincoln National Equity-Income                            14           42           73          161
---------------------------------------------------------------------------------------------------------------
       5.  Lincoln National Global Asset Allocation                  15           46           80          175
---------------------------------------------------------------------------------------------------------------
       6.  Lincoln National Growth and Income                         9           29           50          111
---------------------------------------------------------------------------------------------------------------
       7.  Lincoln National International                            15           47           81          177
---------------------------------------------------------------------------------------------------------------
       8.  Lincoln National Managed                                  10           31           54          119
---------------------------------------------------------------------------------------------------------------
       9.  Lincoln National Money Market                             12           36           62          137
---------------------------------------------------------------------------------------------------------------
      10.  Lincoln National Socal Awareness                           9           30           51          114
---------------------------------------------------------------------------------------------------------------
      11.  Lincoln National Special Opportunities                    10           31           54          119
---------------------------------------------------------------------------------------------------------------
      12.  Delaware Premium--Trend Series                            14           43           74          164
---------------------------------------------------------------------------------------------------------------
      13.  Delaware Premium--Growth and Income Series*               13           40           69          152
---------------------------------------------------------------------------------------------------------------
      14.  Delaware Premium--Global Bond Series                      14           44           76          166
---------------------------------------------------------------------------------------------------------------
      15.  BT Equity 500 Index                                        9           27           47          105
---------------------------------------------------------------------------------------------------------------
      16.  BT Small Cap Index                                        10           32           55          122
---------------------------------------------------------------------------------------------------------------
      17.  American Century VP International                         20           63          108          234
---------------------------------------------------------------------------------------------------------------
      18.  Baron Capital Asset                                       20           63          108          233
---------------------------------------------------------------------------------------------------------------
      19.  AMT Partners                                              14           44           76          167
---------------------------------------------------------------------------------------------------------------
      20.  AMT MidCap Growth                                         16           49           84          185
---------------------------------------------------------------------------------------------------------------
      21.  Janus Worldwide Growth                                    13           40           70          153
---------------------------------------------------------------------------------------------------------------



* Formerly known as Decatur Total Return Series.



This table is provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the VAA, the funds for the year ended December 31, 1998, although the expenses have been restated to reflect the current fees for Capital Appreciation and Equity-Income. For more complete descriptions of the various costs and expenses involved, see CHARGES AND OTHER DEDUCTIONS in this prospectus, and MANAGEMENT OF THE FUNDS in the Appendix to the funds' prospectuses and the prospectus for Delaware Group Premium Fund, Inc. In addition, premium taxes may be applicable, although they do not appear in the table. Also, we reserve the right to impose a charge on transfers between Subaccounts, although we do not currently do so. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? It is an individual deferred variable annuity contract issued by Lincoln Life. See THE CONTRACT.

WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account established under Indiana insurance law, and registered with the SEC as a unit investment trust. The assets of the VAA are allocated to one or more Subaccounts, according to your investment choice. Those assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See VARIABLE ANNUITY ACCOUNT.

WHAT ARE MY INVESTMENT CHOICES? Through its various Subaccounts, the VAA uses your Purchase Payments to purchase shares, at your direction, in one or more of the 21 funds. In turn, each fund holds a portfolio of securities consistent with its own particular investment policy. See INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT.

HOW DOES THE CONTRACT WORK? During the accumulation period, while you are paying in, your Purchase Payments will buy Accumulation Units under the Contract. Should you decide to annuitize (that is, change your Contract to a payout mode rather than an accumulation mode), your Accumulation Units will be converted to Annuity Units. Your periodic Annuity Payout will be based upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the Valuation Date. See THE CONTRACTS.

WHAT CAN I DO THROUGH THE INTERNET SERVICE CENTER? Almost every transaction can be accomplished through the Internet Service Center. Only in very rare cases will transactions bypass the Internet Service Center. Documents can be received, accounts can be monitored, funds moved from one Subaccount to another, addresses changed, Beneficiaries changed, funds withdrawn from the Contract, etc. As technology matures, the ease with which transactions can be performed through the Internet Service Center will improve. For security reasons, you may be issued a PIN or password. Also, for legal reasons, certain transactions, such as change of Beneficiary or withdrawal of funds from the Contract, will require the Contractowner to print or write a document, sign it, and mail or fax it to us.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you decide to withdraw Contract Value before your initial Purchase Payment has been in your Contract for a period of three years, you pay a surrender charge of anywhere from 1% to 3% of Contract Value, depending on how many Contract Years have elapsed. We waive the surrender charge in certain situations. See SURRENDER CHARGES.

If your state assesses a premium tax with respect to your Contract, we will deduct those amounts from Purchase Payments or Contract Value at the time the tax is incurred (or at another time we choose).

Further, we apply an annual charge totaling .55% to the daily net asset value of the VAA. See CHARGES AND OTHER DEDUCTIONS.

Finally, each fund pays a management fee to its investment advisors based upon its average daily net asset value. Each fund also has additional operating expenses associated with the daily operation of the funds. See the EXPENSE TABLES. These fees and expenses are more fully described in the prospectuses for the funds.

HOW MUCH MUST I PAY, AND HOW OFTEN? In general, Purchase Payments are flexible, although some limitations on the amounts may apply. See THE CONTRACT--PURCHASE PAYMENTS.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you elect an Annuity Payout Option. Once you have done so, your periodic payout will be based upon a number of factors. One factor will be the changing values of the funds in which you have invested. Another factor will be your age at the Annuity Commencement Date. See ANNUITY PAYOUTS. REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY DROP, IN THE VALUE OF THE SECURITIES IN THE FUNDS, SERIES OR PORTFOLIOS.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? We will pay the Contract Value to your designated Beneficiary. Your Beneficiary will have certain options for how the money is to be paid out. See DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE.

MAY I TRANSFER CONTRACT VALUE BETWEEN FUNDS, SERIES AND PORTFOLIOS? Yes. Currently, an unlimited number of transfers are allowed before the Annuity Commencement Date. Transfers are limited to three times annually after the Annuity Commencement Date. See THE CONTRACTS--TRANSFERS BETWEEN SUBACCOUNTS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE and TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE.

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to Contract requirements. See SURRENDERS AND WITHDRAWALS.

If you surrender the Contract or make a withdrawal, certain charges may be assessed, as discussed above and under CHARGES AND OTHER DEDUCTIONS. In addition, if you take a distribution before age 59 1/2 the Internal Revenue Service (IRS) may assess a 10% premature withdrawal penalty tax. A surrender or a withdrawal may be subject to 10% withholding. See FEDERAL TAX STATUS--FEDERAL INCOME TAX WITHHOLDING.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. If within ten days (or a longer period if required by law) of the date you receive the signed Contract through the Internet Service Center, you cancel the Contract through the Internet Service Center or return it, postage prepaid to the servicing office of Lincoln Life, it will be canceled. During this period, your Purchase Payments will be invested in the Money Market Fund. See RETURN PRIVILEGE.

CONDENSED FINANCIAL INFORMATION FOR THE VAA


ACCUMULATION UNIT VALUES


The following information relating to accumulation unit values and number of accumulation units for each of the 10 years in the period ended December 31, 1998 comes from the VAA's financial statements. It should be read in conjunction with the VAA's financial statements and notes which are all included in the SAI. The Contract was first available for sale on August 20, 1998.



                                  1998
---------------------------------------------------------------------------------
Aggressive Growth subaccount
Accumulation unit value
- Beginning of period           $   1.559*
- End of period                 $   1.569* trading began in 1998.
Number of accumulation units
- End of period                     3,697
---------------------------------------------------------------------------------
Bond subaccount
Accumulation unit value
- Beginning of period           $   4,845*
- End of period                 $   5.034* trading began in 1998.
Number of accumulation units
- End of period                       425
---------------------------------------------------------------------------------
Capital Appreciation
  subaccount
Accumulation unit value
- Beginning of period           $   2.171*
- End of period                 $   2.578* trading began in 1998.
Number of accumulation units
- End of period                     4,421
---------------------------------------------------------------------------------
Equity-Income subaccount
Accumulation unit value
- Beginning of period           $   2.224*
- End of period                 $   2.403* trading began in 1998.
Number of accumulation units
- End of period                     1,054
---------------------------------------------------------------------------------
Global Asset Allocation
  subaccount
Accumulation unit value
- Beginning of period           $   2.898*
- End of period                 $   3.061* trading began in 1998.
Number of accumulation units
- End of period                       972
---------------------------------------------------------------------------------
Growth and Income subaccount
Accumulation unit value
- Beginning of period           $  10.320*
- End of period                 $  11.512* trading began in 1998.
Number of accumulation units
- End of period                       224
---------------------------------------------------------------------------------
International subaccount
Accumulation unit value
- Beginning of period           $   1.699*
- End of period                 $   1.776* trading began in 1998.
Number of accumulation units
- End of period                     2,055
---------------------------------------------------------------------------------

                                  1998
---------------------------------------------------------------------------------
Managed subaccount
Accumulation unit value
- Beginning of period           $   4.921*
- End of period                 $   5.268* trading began in 1998.
Number of accumulation units
- End of period                       530
---------------------------------------------------------------------------------
Money Market subaccount
Accumulation unit value
- Beginning of period           $   2.482*
- End of period                 $   2.521* trading began in 1998.
Number of accumulation units
- End of period                   130,639
---------------------------------------------------------------------------------
Social Awareness subaccount
Accumulation unit value
- Beginning of period           $   5.407*
- End of period                 $   5.885* trading began in 1998.

Number of accumulation units
- End of period                     1,623
---------------------------------------------------------------------------------
Special Opportunities
  subaccount
Accumulation unit value
- Beginning of period           $   8.224*
- End of period                 $   8.736* trading began in 1998.
Number of accumulation units
- End of period                       436
---------------------------------------------------------------------------------
Trend subaccount
Accumulation unit value
- Beginning of period           $   1.251*
- End of period                 $   1.371* trading began in 1998.
Number of accumulation units
- End of period                     3,182
---------------------------------------------------------------------------------
Decatur Total Return
  subaccount
Accumulation unit value
- Beginning of period           $   1.501*
- End of period                 $   1.613* trading began in 1998.
Number of accumulation units
- End of period                     4,472
---------------------------------------------------------------------------------
Global Bond subaccount
Accumulation unit value
- Beginning of period           $   1.098*
- End of period                 $   1.186* trading began in 1998.
Number of accumulation units
- End of period                     1,781
---------------------------------------------------------------------------------



* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts, through December 31. These values reflect actual numbers for the eAnnuity-TM- only.

The BT Equity 500 Index Fund, BT Small Cap Index Fund, VP International, Baron Capital Asset Fund, AMT Partners Portfolio, AMT MidCap Growth Portfolio, and the Worldwide Growth Portfolio were added on May 1, 1999. Therefore, these funds are not included in this condensed financial information statement.

INVESTMENT RESULTS

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in Accumulation Unit value. See the SAI for further information.

FINANCIAL STATEMENTS


The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. You can request a free copy of the SAI through our Internet Service Center or by a written request to our servicing office.


LINCOLN NATIONAL LIFE INSURANCE CO.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services. Lincoln Life is the issuer of the variable annuity contracts. We also serve as principal underwriter for the Contracts.

VARIABLE ANNUITY ACCOUNT (VAA)

On June 3, 1981, Lincoln Life established the VAA as an insurance company separate account under Indiana law. The VAA is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act), but the SEC does not supervise the VAA or Lincoln Life.

The VAA is a segregated investment account. This means that by law its assets cannot be charged with liabilities resulting from any other business that we may conduct. All income, gains and losses, realized or not, from assets allocated to the VAA are credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life.

We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contract described in this prospectus.

INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT

The VAA consists of several Subaccounts. A separate Subaccount corresponds to each fund. You decide the Subaccount(s) to which you allocate Purchase Payments. Shares of the funds will be sold at net asset value to the VAA in order to fund the Contract. Any transaction you make will take place at the next net asset values determined after the receipt of your transaction request. The funds are required to redeem their shares at net asset value upon our request.

A fund's prospectus explains how the net asset value for that fund is calculated. You should read the funds' prospectuses carefully before you invest in this Contract. We reserve the right to add, delete or substitute funds, subject to regulatory approval. All funds may not be available in all states.

INVESTMENT ADVISOR

Lincoln Investment Management, Inc. (Lincoln Investment) is the investment advisor for each of the Lincoln National funds and is primarily responsible for the investment decisions affecting these funds. The services it provides are explained in the prospectuses of the funds. Under an advisory agreement with each fund, Lincoln Investment provides portfolio management and investment advice to that fund, subject to the supervision of the fund's Board of Directors. Lincoln Investment is owned by LNC.


Additionally, Lincoln Investment currently has five sub-advisory agreements in which the sub-advisor may perform some or substantially all the investment advisory services required by those respective funds.


No additional compensation from the assets of those funds will be assessed as a result of the sub-advisory agreements.

Following is a chart that shows the Lincoln National fund names and the five sub-advisors under Lincoln Investment:


Sub-advisor            Fund
---------------------------------------------------
Delaware
  International
  Advisers, Ltd.       International

---------------------------------------------------
Fidelity Management
  Trust Co.            Equity-Income
---------------------------------------------------
Janus Capital Corp.    Capital Appreciation
---------------------------------------------------
Putnam Investment
  Management, Inc.     Aggressive Growth
                       Global Asset Allocation
---------------------------------------------------
Vantage Investment
  Advisors             Growth and Income; Managed
                       (for stock portfolio);
                       Social Awareness; and
                       Special Opportunities
---------------------------------------------------


The Bond and Money Market Funds do not have sub-advisors.

Delaware Management Company, Inc. (Delaware Management) is the advisor for the Trend Series and the Decatur Total Return Series and is primarily responsible for the investment decisions affecting the funds. Delaware International Advisers Ltd. (Delaware International), an affiliate of Delaware Management, furnishes investment management services to the Global Bond Series. Delaware Management is an indirect subsidiary of LNC.

Bankers Trust Company is the investment advisor for the Equity 500 Index Fund and the Small Cap Index Fund, and is primarily responsible for the investment decisions affecting these funds.

American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of 70 no-load mutual funds, and is the advisor for the VP International fund and is primarily responsible for investment decisions affecting this fund.

BAMCO, Inc. is the investment advisor for the Baron Capital Asset Fund. BAMCO, Inc., is a wholly owned subsidiary of Baron Capital Group, Inc.

NB Management is the investment advisor and Neuberger Bergman, LLC, is the sub-advisor for the AMT Partners Portfolio and the AMT MidCap Growth Portfolio, and are primarily responsible for the investment decisions affecting these funds.

Janus Capital Corporation is the investment advisor for the Janus Aspen Series:
Worldwide Growth Portfolio. Janus Capital Corporation is primarily responsible for the investment decisions affecting this fund.

FUNDS

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor.


Following are brief summaries of the investment objectives and policies of the funds. The year in which each fund started trading is in parentheses. There is more detailed information in the current prospectuses for the funds.

All of the funds, with the exception of the Lincoln National Special Opportunities Fund, are diversified, open-end management investment companies. Diversified funds do not own too large a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the fund when you make a withdrawal, surrender the Contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund.

The Special Opportunities Fund is open-end, but is non-diversified. Non-diversified means the fund may own a larger percentage of the securities of particular companies than will a diversified company.

These definitions are very general. The precise legal definitions for these terms are contained in the Investment Company Act of 1940. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVES.

  1. Aggressive Growth Fund (1994) -- The investment objective is to increase the value of your shares (capital appreciation). The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.

  2. Bond Fund (1981) -- The investment objective is maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.

  3. Capital Appreciation Fund (1994) -- The investment objective is long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stock in companies of all sizes that are competing well and with products or services are in high demand. It may also buy some money market securities and bonds, including high risk (junk) bonds.

  4. Equity-Income Fund (1994) -- The investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

  5. Global Asset Allocation Fund (1987) -- The investment objective is long-term return consistent with preservation of capital. The fund invests in equity and fixed-income securities, both of U.S. and foreign issuers.

  6. Growth and Income Fund (1981) -- The investment objective is long-term capital appreciation. The fund buys stocks of established companies.

  7. International Fund (1991) -- The investment objective is long-term capital appreciation. The fund trades in securities issued outside the United States-- mostly stocks, with an occasional bond or money market security.

  8. Managed Fund (1983) -- The investment objective is maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

  9. Money Market Fund (1981) -- The investment objective is maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations, the U.S. Government, and federally-chartered banks and U.S. branches of foreign banks.

  10. Social Awareness Fund (1988) -- The investment objective is long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social responsibility criteria.

  11. Special Opportunities Fund (1981) -- The investment objective is maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.


  12. Delaware Premium--Growth and Income Series (Formerly Decatur Total Return Series) (1996) -- seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Decatur Total Return Series invests generally, but not exclusively, in common stocks and income-producing securities convertible into common stocks, consistent with the fund's objective.



  13. Delaware Premium--Trend Series (1996) -- seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective.



  14. Delaware Premium--Global Bond Series (1996) -- seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. This fund is a global fund. As such, at least 65% of the fund's assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.



     NOTE: THE FOLLOWING FUNDS (NUMBERS 15 THROUGH 21) MAY NOT BE AVAILABLE IN
      ALL STATES.


  15. Equity 500 Index Fund (1997) -- seeks to match the performance of the stock market, as represented by the S&P 500 (R) Index, before expenses. The fund will include the common stock of those companies included in the S&P 500, other than Bankers Trust New York Corporation, selected on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.

  16. Small Cap Index Fund (1997) -- seeks to replicate as closely as possible the total return of the Russell 2000 Small Stock Index ("the Russell 2000"), an index consisting of 2,000 small-capitalization common stocks. The fund will include the common stock of those companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.

  17. VP International (1994) -- seeks capital growth, by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets.

  18. Baron Capital Asset Fund (1998) -- The fund invests in a diversified portfolio of primarily common stocks of small and medium-sized companies with undervalued assets or favorable growth prospects. The investment advisor seeks to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

  19. AMT Partners Portfolio (1994) -- seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. It invests primarily in common stocks of medium to large capitalization companies, using the value-oriented investment approach.

  20. AMT MidCap Growth Portfolio (1997) -- seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

  21. Worldwide Growth Portfolio (1993) -- seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers, in a manner consistent with the preservation of capital.


Shares of the Lincoln National funds (funds 1. to 11.), the Delaware Management funds (funds 12. to 14.) are sold to Lincoln Life for investment of the assets of the VAA and of Lincoln Life Flexible Premium Variable Life Account K, for other variable life insurance contracts. Shares of some, but not all, of the Lincoln National funds are also sold to Lincoln Life for investment of the assets of Lincoln Life Flexible Premium Variable Life Accounts D and G, also to fund variable life insurance contracts. In addition, shares of all funds except the Lincoln National funds are sold to separate accounts of life insurance companies other than Lincoln Life (in other words, "shared funding" occurs). See OTHER INFORMATION. Shares of the funds are not sold directly to the general public.


The portfolio managers for the Neuberger Berman Advisers Management Trust Portfolios also manage one or more other mutual funds with similar names, investment objectives and/or investment styles as the Neuberger Berman Advisor Management Trust funds. You should be aware that each fund is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of each fund can be expected to vary from those of the other mutual funds.

We will purchase shares of each of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds, or for purposes described in the Contract. If you desire to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in that Subaccount and purchase shares for the other Subaccount. The shares are retired, but they may be reissued later.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

All of the investment objectives of the funds are fundamental, which means that no changes may be made without the affirmative vote of a majority of the outstanding voting securities of each respective fund. The extent to which the particular investment policies, practices or restrictions for each fund are fundamental or non-fundamental depends on the particular fund. If they are non-fundamental, they may be changed by the Board of Directors of the funds without shareholder approval.

You are urged to consult the prospectus and SAI for each individual fund for additional information regarding the fundamental and non-fundamental policies, practices and restrictions of each of the funds.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional Accumulation Units or Annuity Units, but are reflected in changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, within the law, to make additions, deletions and substitutions for the funds held by the VAA. (We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should no longer be available, or if investment in any fund's share should become inappropriate, in the judgement of our management, for the purposes for the Contract.) We cannot substitute shares of one fund for another without approval by the SEC.

In this event we will inform you by placing a notice in your personal folder at the Internet Service Center. This notice will also be sent to your last known e-mail address.

CHARGES AND OTHER DEDUCTIONS


We will deduct the charges described below to cover our costs and expenses of providing administrative and distribution services and for assuming certain risks under the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the Surrender Charge collected may not fully cover all of the sales and distribution expenses actually incurred by us.



We may pay commissions to broker-dealers as a percentage of Purchase Payments. Commission payments will not result in increased charges and other expenses, and thus will not affect your Contract Value.



DEDUCTIONS FROM THE VAA



We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 0.55% of the daily net asset value. This is our annuity asset charge. The charge compensates us for administrative expenses we incur and for mortality and expense risks we assume. Our administrative expenses include, but are not limited to, bookkeeping costs, the cost of maintaining our Internet Service Center, and the costs associated with sales of the VAA. We assume the risk that annuitants as a class may live longer than expected (mortality risk), and that expenses may be higher than the deductions for those expenses (expense risk). In either case, the loss will fall on us. Conversely, if such deductions exceed our actual expenses, the excess will be profit to us.


SURRENDER CHARGE

The Surrender Charge percentage applies (except as described below) to surrenders or withdrawals according to the following schedule:

                                     Contract Year
                                     1     2     3     4 or more
-----------------------------------------------------------------
Surrender Charge as % of
  Contract Value Withdrawn            3%    2%    1%      0 %

In the case of a withdrawal, the Surrender Charge will be deducted from the remaining Contract Value and will itself be subject to a Surrender Charge.

A Surrender Charge does not apply to:

  1. A surrender or withdrawal after the initial payment has been invested at least three full years.

  2. Annuitization of the Contract by electing an Annuity Payout Option available within the Contract.

  3. A surrender of the Contract as a result of the death of the Contractowner; or in the case of joint Contractowners, the death of one of the Contractowners. The Surrender Charges are not waived as a result of the death of an Annuitant who is not the Contractowner.

If a non-natural person (for example, a corporation) is the Contractowner, the Annuitant will be considered the Contractowner for purposes of (3) above.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the Contracts or the VAA will be deducted from the Contract Value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes will vary, depending upon the law of your state of residence. In those states which tax these premiums, the tax generally ranges from 0.5% to 4.0%.

OTHER CHARGES AND DEDUCTIONS

There are deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds.

ADDITIONAL INFORMATION

The Surrender Charges described previously may be reduced or eliminated for any particular Contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with: (1) the Internet Service Center; (2) the use of mass enrollment procedures; (3) the performance of administrative or sales functions by the employer; (4) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or (5) any other circumstances which reduce distribution or administrative expenses. The exact amount of Surrender Charges applicable to a particular Contract will be stated in that Contract.

THE CONTRACT

PURCHASE OF CONTRACT

If you wish to purchase the Contract, you must apply for it through the Internet Service Center. When we receive the completed application, we decide whether to accept or reject it. If the application is accepted, the Contract is prepared and executed by our legally authorized officers. The Contract is then sent to you through the Internet Service Center. See DISTRIBUTION OF THE CONTRACTS.

Once a completed application and all other information necessary for processing a purchase order are received, the initial Purchase Payment will be invested in the VAA no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days. If an incomplete application cannot be completed within those five days, you will be informed of the reasons, and the Purchase Payment will be returned immediately (unless you specifically authorize us to keep it until the application is complete). Once the application is complete, the initial Purchase Payment must be invested in the VAA within two business days.

Purchase Payments can be mailed to: Lincoln National Life Insurance Company, P.O. Box 62120, Baltimore, MD 21264-2120.

WHO CAN INVEST

To apply for the Contract, you must be of legal age--but no older than age 85--in a state where the Contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the Contracts are designed.

PURCHASE PAYMENTS

The minimum initial Purchase Payment is $1,000. Subsequent Purchase payments to the Contract must be at least $100. Lincoln Life reserves the right to limit the sum of Purchase Payments made under this Contract to $5,000,000. Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the Contract, the maturity date or the death of the Contractowner (or joint Contractowner, if applicable), whichever comes first.

VALUATION DATE

Accumulation Units and Annuity Units will be valued once daily at the close of trading (currently, 4:00 p.m. EST) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.

ALLOCATION OF PURCHASE PAYMENTS

Purchase Payments are placed into the VAA's Subaccounts. Following your allocation instructions, each VAA Subaccount invests in shares of the corresponding funds.

Upon allocation to the appropriate Subaccount, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Date on which the Purchase Payment is received at our servicing office, if received before 4:00 p.m. EST. If the Purchase Payment is received at or after 4:00 p.m. EST, we will use the Accumulation Unit value computed on the next Valuation Date. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

VALUATION OF ACCUMULATION UNITS

The Contract Value at any time prior to the Annuity Commencement Date equals the sum of the values of the Accumulation Units credited in the Subaccounts under the Contract.

The value of a Subaccount on any Valuation Date is the number of Accumulation Units in the Subaccount multiplied by the value of an Accumulation Unit in the Subaccount at the end of the Valuation Period.

Accumulation Units for each Subaccount are valued separately. Initially, the value of an Accumulation Unit was arbitrarily established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for a Subaccount for any later Valuation Period is determined as follows:

  (1) THE TOTAL VALUE OF FUND SHARES HELD IN THE SUBACCOUNT is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; MINUS

  (2) THE LIABILITIES OF THE SUBACCOUNT AT THE END OF THE VALUATION PERIOD (such liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that Lincoln Life determines are as a result of the operations from the Variable Account); the result DIVIDED BY

  (3) THE OUTSTANDING NUMBER OF ACCUMULATION UNITS IN THE SUBACCOUNT AT THE BEGINNING OF THE VALUATION PERIOD.

The daily charges imposed on a Subaccount for any Valuation Period represent the annuity asset charge adjusted for the number of calendar days in the Valuation Period. On an annual basis the annuity asset charge will not exceed 0.55%. The Accumulation Unit value and Annuity Unit value may increase or decrease the dollar value of benefits under the Contract. The dollar value of benefits will not be adversely affected by expenses incurred by Lincoln Life.

TRANSFERS BETWEEN SUBACCOUNTS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in another Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. Currently, there is no charge for a transfer. However, we reserve the right to impose a charge in the future for transfers.

A transfer may be made through our Internet Service Center or by writing to our servicing office. In order to prevent unauthorized or fraudulent Internet transfers, we may require Contractowners to provide certain identifying information before we will act upon their instructions. We may also assign the Contractowner a password to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Confirmation of all transfer requests will be mailed electronically to the Contractowner on the next Valuation Date. Internet transfers will be processed on the Valuation Date that they are received when they are received at our Internet Service Center before 4 p.m. EST.

When thinking about a transfer of Contract Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your investment in one Subaccount to another Subaccount. Those transfers will be limited to three times per Contract Year. Currently, there is no charge for these transfers. However, we reserve the right to impose a charge in the future for transfers.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE
You may designate a Beneficiary during your lifetime and, unless prohibited by a previous designation, change the Beneficiary by filing a written request with our servicing office, or through our Internet Service Center. Each change of Beneficiary revokes any previous designation.

If there is a single Contractowner and the Contractowner dies before the Annuity Commencement Date, the Death Benefit paid to the designated Beneficiary will be the Contract Value as of the day on which Lincoln Life approves the payment of the claim.

The value of the Death Benefit will be determined as of the date on which the death claim is approved for payment. This approval will be granted upon receipt of: (1) proof, satisfactory to us, of the death of the owner; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed.


If a lump sum settlement is requested, the proceeds will be paid within seven days of receipt of satisfactory claim documentation as discussed previously. Contract proceeds from the VAA will be paid within seven days as stated previously, except (i) when the NYSE is closed (except weekends and holidays);
(ii) at times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contract owners. This payment may be postponed as permitted by the 1940 Act.


Payment will be made in accordance with applicable laws and regulations governing payment of Death Benefits. All payments must satisfy the requirements of Internal Revenue Code of 1986, as amended, (Code) section 72(s) or 401(a)(9) as applicable, as amended from time to time.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:

  1. If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or

  2. If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

The Death Benefit payable to the Beneficiary must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death substantially equal installments over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as Contractowner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner and the above distribution rules apply.

If there are joint Contractowners, upon the death of the first joint Contractowner, the surviving joint Contractowner will receive the Death Benefit. The surviving joint Contractowner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

If the surviving joint Contractowner, as spouse of the deceased joint Contractowner, continues the Contract as the sole owner in lieu of receiving the Death Benefit, then the designated Beneficiary(s) will receive the Death Benefit upon the death of the surviving spouse.

JOINT OWNERSHIP
If a joint Contractowner is named in the application, the joint Contractowners shall be treated as having equal undivided interests in the Contract. Either Contractowner, independently of the other, may exercise any ownership rights in this Contract. Only spouses may be joint Contractowners.

DEATH OF ANNUITANT
If the Annuitant is also the Contractowner or a joint Contractowner, then the Death Benefit will be subject to the provisions of this Contract regarding death of the Contractowner. If the surviving spouse assumes the

Contract, the contingent Annuitant becomes the Annuitant. If no contingent Annuitant is named, the surviving spouse becomes the Annuitant.

If an Annuitant who is not the Contractowner or joint Contractowner dies, then the contingent Annuitant, if any, becomes the Annuitant. If no contingent Annuitant is named, the Contractowner (or joint owner if younger) becomes the Annuitant.

SURRENDERS AND WITHDRAWALS
Before the Annuity Commencement Date, we will allow the surrender of the Contract or a withdrawal of the Contract Value upon your written request or through our Internet Service Center, subject to the rules discussed below. None of the current annuitization options allow surrender or withdrawal rights after the Annuity Commencement Date.

The Contract Value available upon surrender/withdrawal is the cash surrender value (Contract Value less any applicable Surrender Charge) at the end of the Valuation Period during which the request for surrender/ withdrawal is received at the servicing office or Internet Service Center. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA in the same proportion that the amount of withdrawal bears to the total Contract Value. The minimum amount which can be withdrawn is $300, and the remaining Contract Value must be at least $1000. Unless prohibited, surrender/withdrawal payments will be mailed or electronically transferred within seven days after we receive a valid request at the servicing office or through the Internet Service Center. The payment may be postponed as permitted by the Investment Company Act of 1940.

There may be charges associated with surrender of the Contract or withdrawal of Contract Value. These charges are deducted from the amount you request to be withdrawn. See CHARGES AND OTHER DEDUCTIONS.

The tax consequences of a surrender or withdrawal are discussed in the section FEDERAL TAX STATUS of this prospectus.

We reserve the right to terminate the Contract, if your Contract fails to meet minimum Contract Value or payment frequencies as set forth in your state's nonforfeiture law for individual deferred annuities.

AMENDMENT OF CONTRACT
We reserve the right to amend the Contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified of any changes, modifications or waivers.

OWNERSHIP
As Contractowner, you have all rights under the Contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. IRAs may not be assigned or transferred except as permitted by a domestic relations order and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

CONTRACTOWNER QUESTIONS
The obligations to purchasers under the Contracts are those of Lincoln Life. Questions about your Contract should be directed to us by e-mail to our Internet Service Center or in writing to our servicing office.

ANNUITY PAYOUTS

You may select any Annuity Commencement Date permitted by law provided that the Annuity Commencement Date occurs before the Annuitant's (or the elder of the joint Annuitants') 85th birthday. You may select one of the forms of payout of annuities available under the Contract (described below). Annuity payments to you under any of the Annuity Payout Options are made on a monthly basis and may vary in amount.

ANNUITY OPTIONS
LIFE ANNUITY. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE RECIPIENT WOULD RECEIVE NO PAYOUTS IF THE ANNUITANT DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME WITH PAYOUTS GUARANTEED FOR DESIGNATED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

GENERAL INFORMATION
None of the options listed above currently provide withdrawal features permitting the Contractowner to withdraw commuted values as a lump sum payment. We may make available other options, with or without withdrawal features. Options are only available to the extent they are consistent with the requirements of the Contract as well as Sections 72(s) and 401(a)(9) of the Code, if applicable. The annuity asset charge will be assessed on all variable Annuity Payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.

The Annuity Commencement Date is usually on or before the Annuitant's 85th birthday. You may change the Annuity Commencement Date or change the Annuity Payout Option up to the scheduled Annuity Commencement Date, through our Internet Service Center or by written notice to the servicing office. You must give us at least 14 days notice before the date on which you want payouts to begin. If proceeds become available to a Beneficiary in a lump sum, the Beneficiary may choose any Annuity Payout Option.

Unless you select another option, the Contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a variable basis, in proportion to the Subaccount allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for payouts for a guaranteed period, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life annuity) will be paid to the Contractowner if living, otherwise to your Beneficiary as payouts become due.

VARIABLE ANNUITY PAYOUTS
Variable Annuity Payouts will be determined using:

  1.  The Contract Value on the Annuity Commencement Date;

  2.  The annuity tables contained in the Contract;

  3.  The Annuity Payout Option selected; and

  4.  The investment performance of the funds selected.

We determine the amount of Annuity Payouts by:

  1.  Determining the dollar amount of the first periodic payout; then

  2. Crediting the Contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

  3.  Calculating the value of the Annuity Units each period thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying funds perform, relative to the 5% assumed rate. The SAI contains a more complete explanation of this calculation.

FEDERAL TAX STATUS

INTRODUCTION
The Federal income tax treatment of the Contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and the Contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the Contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NONQUALIFIED ANNUITIES
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a Contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an IRA or a section 403(b) plan.

TAX DEFERRAL ON EARNINGS
The Federal income tax law generally does not tax any increase in the Contract Value until you receive a Contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

- An individual must own the Contract or the tax law must treat the contact as owned by an individual.

- The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

- The right to choose particular investments for the Contract must be limited.

- The Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL
If the Contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the Contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the Contract. Examples of contracts where the owner pays current tax on the Contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the Code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

INVESTMENTS IN THE VAA MUST BE DIVERSIFIED
For the Contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the total amount paid into the Contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

RESTRICTIONS

Federal income tax law limits your rights to choose particular investments for the Contract. Because the Internal Revenue Service has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Subaccounts may exceed those limits. If so, the Contractowner would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the Internal Revenue Service in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the Contract without Contractowner's consent to try to prevent the tax law from considering them as the owner of the assets of the VAA.

AGE AT WHICH ANNUITY PAYOUTS BEGIN

Federal income tax rules do not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the Contract's Purchase Payments and earnings. If Annuity Payouts under the Contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Contract as an annuity for Federal income tax purposes. In that event, Contractowner would be currently taxable on the excess of the Contract Value over the amounts paid into the Contract.

TAX TREATMENT OF PAYMENTS

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that the Contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in the Contract Value until there is a distribution from the Contract.

TAXATION OF WITHDRAWALS AND SURRENDERS

The Contractowner will pay tax on withdrawals to the extent their Contract Value exceeds Purchase Payments in the Contract. This income (and all other income from the Contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. A Contractowner will pay tax on a surrender to the extent the amount received exceeds Purchase Payments. In certain circumstances Purchase Payments are reduced by amounts received from the Contract that were not included in income.

TAXATION OF ANNUITY PAYOUTS

The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of Purchase Payments in the Contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the Contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant's death and before the total amount of the Purchase Payments in the Contract has been received, the amount not received generally will be deductible.

TAXATION OF DEATH BENEFITS

We may distribute amounts from the Contract because of the death of a Contractowner. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.

- Death prior to the Annuity Commencement Date--

    - If the Beneficiary receives Death Benefits under an Annuity Payout Option, they are taxed in the same manner as Annuity Payouts.

    - If the Beneficiary does not receive Death Benefits under an Annuity Payout Option, they are taxed in the same manner as a withdrawal.

- Death after the Annuity Commencement Date--

    - If Death Benefits are received in accordance with the existing Annuity Payout Option, they are excludible from income if they do not exceed the Purchase Payments not yet distributed from the Contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.

    - If Death Benefits are received in a lump sum, the tax law imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.

PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS, OR ANNUITY PAYOUTS

The Code may impose a 10% penalty tax on any distribution from the Contract which Contractowner must include in gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:

- you receive on or after you reach age 59 1/2,

- you receive because you became disabled (as defined in the tax law),

- a Beneficiary receives on or after your death, or

- you receive as a series of substantially equal periodic payments for your life (or life expectancy).

SPECIAL RULES IF YOU OWN MORE THAN ONE ANNUITY CONTRACT

In certain circumstances, we must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one Contract. Treating two or more contracts as one Contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described above.

GIFTING A CONTRACT

If you transfer ownership of the Contract to a person other than the your spouse, and receive a payment less than the Contract Value, you will pay tax on the Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner's Purchase Payments in the Contract would then be increased to reflect the amount included in your income.

LOSS OF INTEREST DEDUCTION

After June 8, 1997, if the Contract is issued to a taxpayer that is not an individual, or if the Contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the Contract Value. Entities that are considering purchasing the Contract, or entities that will benefit from someone else's ownership of the Contract, should consult a tax advisor.

QUALIFIED RETIREMENT PLANS

We also designed the Contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the Contract with the various types of qualified plans. Persons planning to use the Contract in connection with a qualified plan should obtain advice from a competent tax advisor.

TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS

Currently, we issue contracts in connection with the following types of qualified plans:

- Individual Retirement Accounts and Annuities ("Traditional IRAs")

- Roth IRAs

We may issue the Contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the Contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the Contract, unless we consent.

TAX TREATMENT OF QUALIFIED CONTRACTS

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

- Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the Contractowner's specific circumstances, for example, your compensation.

- Under most qualified plans, for example, 403(b) plans and Traditional IRAs, the Contractowner must begin receiving payments from the Contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

- Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may not permit loans.

TAX TREATMENT OF PAYMENTS

Federal income tax rules generally include distributions from a qualified contract in your income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS

The Code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract purchased. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or Annuity Payout:

- received on or after you reach age 59 1/2,

- received on or after your death or because of your disability (as defined in the tax law),

- received as a series of substantially equal periodic payments for the your life (or life expectancy), or

- received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

TRANSFERS AND DIRECT ROLLOVERS

In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes you might not otherwise have had to be pay. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide you with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under the Contract unless the Contractowner notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.

TAX STATUS OF LINCOLN LIFE

Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

CHANGES IN THE LAW

The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

VOTING RIGHTS

As required by law, we will vote the funds shares held in the VAA at meetings of the shareholders of the various funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in the funds. If the Investment Company Act of 1940 or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the funds shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. After the Annuity Commencement Date, the votes attributable to a Contract will decrease.

With regard to the Lincoln National funds, Equity 500 Index Fund, Small Cap Index Fund, VP International, Baron Capital Asset Fund, AMT Partners Portfolio, AMT MidCap Growth Portfolio and Worldwide Growth Portfolio: those shares held in a Subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast. Since all the funds except the Lincoln National funds engage in shared funding, other persons or entities besides Lincoln Life may vote these shares.

Whenever a shareholders meeting is called, each person having a voting interest in a Subaccount will be sent proxy voting material, reports and other materials relating to the Decatur Total Return Series, Global Bond Series and Trend Series (Delaware funds). Since the Delaware funds engages in shared funding, other persons or entities besides Lincoln Life may vote funds shares.

DISTRIBUTION OF THE CONTRACTS

We are the distributors of the Contracts. They will be sold through the Internet Service Center we maintain for this purpose. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD).

RETURN PRIVILEGE

Within the free-look period after you receive the Contract, you may cancel it for any reason through our Internet Service Center or by delivering or mailing it, postage prepaid, to Lincoln Financial Direct at P.O. Box 691, Leesburg, VA 20178. A Contract canceled under this provision will be void and your Contract Value will be returned. No Surrender Charge will be assessed.

The Purchase Payments will be invested in the Lincoln National Money Market Fund during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. That Department conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Service Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will electronically mail to you, at your last known e-mail address, at least semiannually after the first Contract Year, reports containing information required by the 1940 Act or any other applicable law or regulation.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the Contracts being offered here. This prospectus is only a part of that registration statement and, therefore, does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the complete registration statement for further information about the VAA, Lincoln Life and the Contracts offered. Statements in this prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC.


Lincoln National Flexible Premium Variable Life Accounts D, G, K, M, R and S (all registered as investment companies under the 1940 Act, the "variable life accounts") are authorized to invest assets in the following Lincoln National and Delaware funds: Bond, Growth and Income, Managed, Money Market and Special Opportunities (for Account D); Growth and Income and Special Opportunities (for Account G); Bond, Global Asset Allocation, Money Market and Social Awareness Funds (for Accounts M, R and S); and all Lincoln National and Delaware funds for Account K.

Through the VAA and the Variable Life Accounts, Lincoln Life is the sole shareholder in the Lincoln National funds. However, Lincoln Life is not the sole shareholder of the other funds. Collectively, the VAA and the Variable Life Accounts may be referred to in the prospectus and in the SAI as the "variable accounts".



Due to differences in redemption rates, tax treatment or other considerations, the interests of Contractowners under the Variable Life Accounts could conflict with those of Contractowners under the VAA. In those cases where assets from variable life and variable annuity separate accounts are invested in the same fund (in other words, where mixed funding occurs), the Boards of Directors of the funds involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding. In the future, we may purchase shares in the funds for one or more unregistered segregated investment accounts.


ADVERTISEMENTS/SALES LITERATURE

In marketing the variable annuity Contracts, we may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the Contracts and the underlying funds, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claims paying ability, the features of particular Contracts, and the comparative investment performance of the funds with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. There is more information about each of these services under ADVERTISING AND SALES LITERATURE in the SAI. Marketing materials may employ illustrations of compound interest and dollar-cost averaging, discuss automatic withdrawal services, and describe our customer base, assets, and our relative size in the industry. They may also discuss other features of Lincoln Life, the VAA, the funds and their investment management.

PREPARING FOR THE YEAR 2000


Many existing computer programs use only two digits in the date field to identify the year. If left uncorrected, these programs, which were designed and developed without considering the impact of the upcoming change in the century, could fail to operate or could produce erroneous results when processing data after December 31, 1999. For example, for a bond with a stated maturity date of July 1, 2000, a computer program could read and store the maturity date as July 1, 1900. This problem is known by many names, such as the "Year 2000 Problem", "Y2K", and the "Millenium Bug".



The Year 2000 problem affects virtually all computer programs worldwide. It can cause a computer system to suddenly stop operating. It can also result in a computer corrupting vital company records, and the problem could go undetected for a long time. For our products, if left unchecked it could cause such problems as purchase payment collection and deposit errors; claim payment difficulties; accounting errors; erroneous unit values; and difficulties or delays in processing transfers, surrenders and withdrawals. In a worst case scenario, this could result in a material disruption to the operations both of Lincoln Life and of Delaware Service Company Inc., ("Delaware"), the provider of the accounting and valuation services for the VAA.



However, both companies are wholly owned by Lincoln National Corporation (LNC), which has had Year 2000 processes in place since 1996. LNC projects aggregate expenditures in excess of $92 million for its Y2K efforts through the year 2000. Both Lincoln Life and Delaware have dedicated Year 2000 teams and steering committees that are answerable in their counterparts in LNC.



In light of the potential problems discussed above, Lincoln Life as part of its Year 2000 updating process, has assumed responsibility for correcting all high-priority Information Technology (IT) systems which service the VAA. Delaware is responsible for updating all its high-priority IT systems to support these vital services. The Year 2000 effort, for both IT and non-IT systems, is organized into four phases:



- awareness-raising and inventory of all assets (including third-party agent and vendor relationships)



- assessment and high-level planning and strategy



- remediation of affected systems and equipment; and



- testing to verify Year 2000 readiness.



Both companies are currently on schedule to have their high-priority IT systems remediated and tested to demonstrate readiness on June 30, 1999. During the third and fourth quarters of 1999, additional testing of the environment will continue. Both companies are currently on schedule to have their high-priority non-IT systems, (elevators, heating and ventilation, security systems, etc.) remediated and tested on October 31, 1999.

The work on Year 2000 issues has not suffered significant delays; however, some uncertainty remains. Specific factors that give rise to this uncertainty include (but are certainly not limited to) a possible loss of technical resources to perform the work; failure to identify all susceptible systems, and non-compliance by third parties whose systems and operations impact Lincoln Life. In a report dated February 26, 1999, entitled, INVESTIGATING THE IMPACT OF THE YEAR 2000 TECHNOLOGY PROBLEM, S. Pct. 106-10, the U.S. Senate Special Committee on the Year 2000 Technology Problem expressed its concern that "Financial Services items...are particularly vulnerable to...the risk that a material customer or business partner will fail, as a result of the computer problems to meet its obligations."



One important source of uncertainty is the extent to which the key trading partners of Lincoln Life and of Delaware will be successful in their own remediation and testing efforts. Lincoln Life and Delaware have been monitoring the progress of their trading partners; however, the efforts of these partners are beyond our control.



Lincoln Life and Delaware expect to have completed their necessary remediation and testing efforts prior to December 31, 1999. However, given the nature and complexity of the problem, there can be no guarantee by either company that there will not be significant computer problems after December 31, 1999.


LEGAL PROCEEDINGS


Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.



Lincoln Life is presently defending three lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR THE VAA



ITEM

--------------------------------------------------

General information and history of Lincoln Life



Special terms



Services



Purchase of securities being offered



Calculation of performance data



For a free copy of the SAI please see page one of this prospectus.


ITEM

--------------------------------------------------


Annuity payouts



Federal tax status



Determination of accumulation and annuity unit value



Advertising and sales literature



Financial statements

EANNUITY-TM-
LINCOLN NATIONAL
VARIABLE ANNUITY ACCOUNT C (VAA) (REGISTRANT)


LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)


This SAI should be read in conjunction with the eAnnuity prospectus of the VAA dated May 1, 1999.
You may request a free copy of the eAnnuity VAA Prospectus from http://www.lfd.com or you may write Lincoln Financial Direct, P.O. Box 691, Leesburg, VA 20178.


TABLE OF CONTENTS

                                              Page
-------------------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                                    B-2
-------------------------------------------------------
SPECIAL TERMS                                      B-2
-------------------------------------------------------
SERVICES                                           B-2
-------------------------------------------------------
PURCHASE OF SECURITIES BEING OFFERED               B-2
-------------------------------------------------------
CALCULATION OF PERFORMANCE DATA                    B-2
-------------------------------------------------------
ANNUITY PAYOUTS                                    B-7
-------------------------------------------------------

                                                Page
-------------------------------------------------------

FEDERAL TAX STATUS                                 B-7
-------------------------------------------------------
DETERMINATION OF ACCUMULATION AND
ANNUITY UNIT VALUE                                 B-9
-------------------------------------------------------
ADVERTISING AND SALES
LITERATURE                                         B-9
-------------------------------------------------------
FINANCIAL STATEMENTS                               B-10
-------------------------------------------------------


THIS SAI IS NOT A PROSPECTUS.


The date of this SAI is May 1, 1999.

GENERAL INFORMATION
AND HISTORY OF
LINCOLN NATIONAL LIFE
INSURANCE CO. (LINCOLN LIFE)

The prior depositor of the account, Lincoln National Pension Insurance Co., was merged into Lincoln Life, effective January 1, 1989. Lincoln Life, organized in 1905, is an Indiana stock insurance corporation, engaged primarily in insurance and financial services. Lincoln Life is owned by Lincoln National Corp., a publicly held insurance holding company domiciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the prospectus. They are capitalized to make this document more understandable.

SERVICES

INDEPENDENT AUDITORS


The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the registration statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life. No separate charge against the assets of the VAA is made by Lincoln Life for this service. We have entered into an agreement with Delaware Service Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

UNDERWRITER

Lincoln Life is the principal underwriter for the variable annuity contract. We may not offer a Contract continuously or in every state. Lincoln Life retains no underwriting commission from the sale of the Variable Annuity Contracts.

PURCHASE OF SECURITIES BEING OFFERED

The variable annuity contract is offered to the public through Lincoln Life's Internet Service Center. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus, the Surrender Charges may be waived.

There are exchange privileges between Subaccounts. (See The Contract in the Prospectus.) No exchanges are permitted between the VAA and other separate accounts.

CALCULATION OF PERFORMANCE DATA

A. MONEY MARKET FUNDED SUBACCOUNTS:


    1.  Seven-day yield: 3.55%
        Length of base period used in computing the yield: 7 days
        Last Day in the base period: December 31, 1998



    2. The yield will be determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1998); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the Contractowner's account, and excludes any realized gains and losses from the sale of securities.

B. OTHER SUBACCOUNTS:

The VAA advertises the performance of its various Subaccounts by observing how they perform over various time periods -- monthly, year-to-date, yearly (fiscal year), and over periods of three or more years.
        TOTAL RETURN -- the tables below show, for the various Subaccounts of the VAA, an average annual total return as of the stated periods, based upon a hypothetical initial purchase payment of $1,000, calculated according to the formula set out after the table.

HISTORICAL FUND/SERIES PERFORMANCE ADJUSTED FOR CONTRACT AND VAA FEES AND CHARGES. Returns are provided for years before the Fund and Series were available investment options under the Contract. Returns for those periods reflect an adjusted return as if those Funds and Series were available under the Contract, and reflect the deduction of the annuity asset charge, and the VAA investment advisory fee.


Tables 1A and 2A below assume a hypothetical investment of $1,000 at the beginning of the period via the Subaccount investing in the applicable Fund or Series and Withdrawal of the investment on December 31, 1998. Table 1A contains standardized performance which is computed according to a formula prescribed by the SEC. Table 2A contains non-standardized performance and is calculated according to a formula which varies slightly from the SEC prescribed formula. For Table 1A, the returns shown reflect the annuity asset charges, the VAA investment advisory fee, and the Surrender Charge. For Table 2A, the returns shown reflect the annuity asset charge and the VAA investment advisory fee, but not the Surrender Charge. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

TABLE 1A
SUBACCOUNT AVERAGE ANNUAL
TOTAL RETURNS (STANDARDIZED)


                                                                          10-years
                                         1-year ending   5-years ending   ending
Subaccounts                              12/31/98        12/31/98         12/31/98
-----------------------------------------------------------------------------------------
Lincoln National Bond
Commenced Activity on December 21, 1981        5.69%           6.33%            8.56%
-----------------------------------------------------------------------------------------
Lincoln National Growth and Income
Commenced Activity on December 21, 1981       16.09%          20.76%           16.51%
-----------------------------------------------------------------------------------------
Lincoln National International
Commenced Activity on May 1, 1991             10.61%           7.85%         N/A
-----------------------------------------------------------------------------------------
Lincoln National Managed
Commenced Activity on April 29, 1983           8.74%          13.73%           12.22%
-----------------------------------------------------------------------------------------
Lincoln National Global Asset
Allocation
Commenced Activity on August 3, 1987           9.49%          13.10%           12.28%
-----------------------------------------------------------------------------------------
Lincoln National Social Awareness
Commenced Activity on May 2, 1988             15.66%          24.35%           19.42%*
-----------------------------------------------------------------------------------------
Lincoln National Special Opportunities
Commenced Activity on December 21, 1981        3.02%          15.23%           16.08%
-----------------------------------------------------------------------------------------
Lincoln National Aggressive Growth
Commenced Activity on January 3, 1994         -9.51%        N/A              N/A
-----------------------------------------------------------------------------------------
Lincoln National Capital Appreciation
Commenced Activity on January 3, 1994         33.08%        N/A              N/A
-----------------------------------------------------------------------------------------
Lincoln National Equity-Income
Commenced Activity on January 3, 1994          8.75%        N/A              N/A
-----------------------------------------------------------------------------------------
Delaware Premium -- Trend-Series
Commenced Activity on May 1, 1996             11.93%        N/A              N/A
-----------------------------------------------------------------------------------------
Delaware Premium -- Growth and Income
Series**
Commenced Activity on May 1, 1996              7.41%        N/A              N/A
-----------------------------------------------------------------------------------------
Delaware Premium -- Global Bond Series
Commenced Activity on May 1, 1996              4.01%        N/A              N/A
-----------------------------------------------------------------------------------------
AMT Partners
Commenced Activity on March 22, 1994            N/A             N/A              N/A
-----------------------------------------------------------------------------------------
AMT MidCap
Commenced Activity on November 3, 1997          N/A             N/A              N/A
-----------------------------------------------------------------------------------------
BT Equity 500 Index
Commenced Activity on October 1, 1997           N/A             N/A              N/A
-----------------------------------------------------------------------------------------
BT Small Cap Index
Commenced Activity on August 25, 1997           N/A             N/A              N/A
-----------------------------------------------------------------------------------------
Baron Capital Asset
Commenced Activity on October 1, 1998           N/A             N/A              N/A
-----------------------------------------------------------------------------------------
American Century VP International
Commenced Activity on May 1, 1994               N/A             N/A              N/A
-----------------------------------------------------------------------------------------
Janus Worldwide Growth
Commenced Activity on September 13,
1993                                            N/A             N/A              N/A
-----------------------------------------------------------------------------------------


* The lifetime of this Subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

** Formerly known as Decatur Total Return Series.

The length of the periods and the last day of each period used in the table above are set out in the table headings. The average annual total return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula --

         n
P (1 + T) = ERV
Where: P = a hypothetical initial Purchase Payment of $1,000
T = average annual total return for the period in question n = number of years
ERV = redeemable value (as of the end of the period in question) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to Contractowner accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question. The performance figures shown in the table above relate to the Contract form containing the highest level of charges.

TABLE 2A
SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS (NON-STANDARDIZED)


                                                                          10-years
                                         1-year ending   5-years ending   ending
Subaccounts                              12/31/98        12/31/98         12/31/98
-----------------------------------------------------------------------------------------
Lincoln National Bond
Commenced Activity on December 21, 1981        8.96%           6.33%            8.56%
-----------------------------------------------------------------------------------------
Lincoln National Growth and Income
Commenced Activity on December 21, 1981       19.68%          20.76%           16.51%
-----------------------------------------------------------------------------------------
Lincoln National International
Commenced Activity on May 1, 1981             14.03%           7.85%          *
-----------------------------------------------------------------------------------------
Lincoln National Managed
Commenced Activity on April 29, 1983          12.10%          13.74%           12.22%
-----------------------------------------------------------------------------------------
Lincoln National Global Asset
Allocation
Commenced Activity on August 3, 1987          12.88%          13.10%           12.28%
-----------------------------------------------------------------------------------------
Lincoln National Social Awareness
Commenced Activity on May 2, 1988             19.24%          24.35%           19.42%
-----------------------------------------------------------------------------------------
Lincoln National Special Opportunities
Commenced Activity on December 21, 1981        6.21%          15.23%           16.08%
-----------------------------------------------------------------------------------------
Lincoln National Aggressive Growth
Commenced Activity on January 3, 1994         -6.71%              *             9.45%
-----------------------------------------------------------------------------------------
Lincoln National Capital Appreciation
Commenced Activity on January 3, 1994         37.20%              *            21.33%
-----------------------------------------------------------------------------------------
Lincoln National Equity-Income
Commenced Activity on January 3, 1994         12.11%              *            19.41%
-----------------------------------------------------------------------------------------
Delaware Premium -- Trend-Series
Commenced Activity on May 1, 1996             15.40%              *            12.98%
-----------------------------------------------------------------------------------------
Delaware Premium -- Growth and Income
Series**
Commenced Activity on May 1, 1996             10.74%              *            20.10%
-----------------------------------------------------------------------------------------
Delaware Premium -- Global Bond Series
Commenced Activity on May 1, 1996              7.23%              *             7.02%
-----------------------------------------------------------------------------------------
AMT Partners
Commenced Activity on March 22, 1994           3.64%              *            19.06%
-----------------------------------------------------------------------------------------
AMT MidCap
Commenced Activity on November 3, 1997        38.52%              *            51.80%
-----------------------------------------------------------------------------------------
BT Equity 500 Index
Commenced Activity on October 1, 1997         28.01%              *            23.55%
-----------------------------------------------------------------------------------------
BT Small Cap Index
Commenced Activity on August 25, 1997         -2.72%              *             1.28%
-----------------------------------------------------------------------------------------
Baron Capital Asset
Commenced Activity on October 1, 1998             *               *            32.32%
-----------------------------------------------------------------------------------------
American Century VP International
Commenced Activity on May 1, 1994             18.11%              *            11.68%
-----------------------------------------------------------------------------------------
Janus Worldwide Growth
Commenced Activity on September 13,
1993                                          28.22%              *            23.34%
-----------------------------------------------------------------------------------------


 * The lifetime of this Subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

** Formerly known as Decatur Total Return Series.

The length of the periods and the last day of each period used in the table above are set out in the table headings. The average annual total return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula --

         n
P (1 + T) = CV Where: P = a hypothetical initial Purchase Payment of $1,000
T = average annual total return for the period in question n = number of years
CV = Contract Value (as of the end of the period in question) of a hypothetical
     $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to Contractowner accounts; and 2) all applicable nonrecurring charges are deducted at the end of the period in question. Surrender Charges are not deducted. The performance figures shown in the table above relate to the Contract form containing the highest level of charges.

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
Variable Annuity Payouts will be determined on the basis of: (1) the value of the Contract on the Annuity Commencement Date; (2) the annuity tables contained in the Contract; (3) the type of annuity option selected; and (4) the investment performance of the eligible Fund(s) selected. In order to determine the amount of variable Annuity Payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the Annuitant with a fixed number of Annuity Units based on the amount of the first payout; and third, it calculates the value of the Annuity Units each period thereafter. These steps are explained below.

The dollar amount of the first variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the Contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the Contract. The first variable Annuity Payout will be paid within 14 days after the Annuity Commencement Date. The monthly anniversary of the Annuity Commencement Date will become the date on which all future Annuity Payouts will be calculated. Amounts shown in the tables are based on the 1983(a) Individual Mortality Table modified, with an assumed investment return at the rate of 5% per annum. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value under the Contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The 5% interest rate stated above is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds 5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 5%, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in Contracts where not prohibited by law.

At an Annuity Commencement Date, the Annuitant is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying eligible Funds. The amount of the second and subsequent annuity payouts is determined by multiplying the Contractowner's fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending on the monthly anniversary of the annuity commencement date.

The value of each Subaccount Annuity Unit was arbitrarily established. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined as follows:

1. The total value of Fund or Series shares held in the Subaccount is calculated by multiplying the number of shares by the net asset value at end of Valuation Period plus any dividend or other distribution.

2. The liabilities of the Subaccount, including daily charges and taxes, are subtracted

3. The result is divided by the number of Annuity Units in the Subaccount at the beginning of Valuation Period, and adjusted by a factor to neutralize the assumed investment return in the annuity table.

The value of the Annuity Units is determined as of the monthly anniversary of the Annuity Commencement Date to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL
Lincoln Life may require proof of age, sex or survival of any payee upon whose age, sex or survival payouts depend.

FEDERAL TAX STATUS

GENERAL
The operations of the VAA form a part of, and are taxed with, the operations of Lincoln Life under the Internal Revenue Code of 1986, as amended (the code). Investment income and realized net capital gains on the assets of the VAA are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, Lincoln Life believes that VAA investment income and realized net capital gains are not taxed to the extent they are retained as part of the reserves under the Contracts. Accordingly, Lincoln Life does not anticipate that it will incur any federal income tax liability attributable to the VAA, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in Lincoln Life's being taxed on income or gains attributable to the VAA, then Lincoln Life may impose a charge against the VAA in order to make provision for payment of such taxes.

TAX STATUS OF NONQUALIFIED CONTRACTS
The Code (Section 72(s)) provides that Contracts issued after January 18, 1985, will not be treated as annuity Contracts for purposes of Section 72 unless the Contract provides that (A) if any Contractowner dies on or after the annuity starting date, but before the time the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the Contractowner's death; and (B) if any Contractowner dies before the annuity starting date, the entire interest must be distributed within five years after the death of the Contractowner. These requirements are considered satisfied to the extent that any portion of the Contractowner's interest that is payable to or for the benefit of a designated Beneficiary is distributed over that designated Beneficiary's life, or a period not extending beyond the designated Beneficiary's life expectancy, and if that distribution begins within one year of the Contractowner's death. The designated Beneficiary must be a natural person. Contracts issued after January 18, 1985 contain provisions intended to comply with these Code requirements, although regulations interpreting these requirements have yet to be issued. Lincoln Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)
Under Section 408 of the Code, individuals may participate in a retirement program known as an IRA. An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $4,000 if IRAs are maintained for both the individual and the nonworking spouse and they file a joint tax return) or 100% of compensation. However, IRA contributions may be nondeductible in whole or in part if (1) the individual or the spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the individual and the spouse) exceeds a specified amount. Distributions from certain types of retirement plans may be rolled over to an IRA on a tax-deferred basis if certain requirements are met. Distributions from IRA's are subject to certain restrictions. Deductible IRA contributions and all earnings will be taxed as ordinary income when distributed. The failure to satisfy certain code requirements with respect to an IRA results in adverse tax consequences.

ROTH IRAS
Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This limitation is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $15,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the non-Roth IRA being rolled over that represents income or a previously deductible IRA contribution. For rollovers in 1998, the individual may pay that tax ratably in 1998 and over the succeeding three years. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

TAX ON DISTRIBUTIONS FROM TRADITIONAL IRAS
IRS Rules generally provide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and nontaxable amounts (rather than as a distribution first of nontaxable amounts). Distributions will be subject to a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply. Failure to meet certain minimum distribution requirements will result in a 50% excise tax.

Upon an employee's death, the taxation of benefits payable to the Beneficiary generally follows these same principles, subject to a variety of special rules.

All participants in a Traditional IRA and a Roth IRA receive an IRA Disclosure. This document explains the tax rules that apply to IRAs in greater detail.

OTHER CONSIDERATIONS
It should be understood that the foregoing comments about the federal tax consequences under these Contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local or foreign tax laws. Finally, in recent years numerous changes have been made in the federal income tax treatment of annuity contracts and retirement plans, which are not fully discussed above. Before an investment is made in any of the Contracts, a competent tax advisor should be consulted.

DETERMINATION OF
ACCUMULATION AND
ANNUITY UNIT VALUE

A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that in 1998 it will be closed on New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.

Since the portfolios of some of the Funds and Series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those Funds and Series and of the variable account could therefore be significantly affected) on days when the investor has no access to those Funds and Series.

ADVERTISING AND SALES LITERATURE

As set forth in the prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and Contracts with analytical and statistical information on the solvency and liquidity of major U.S licensed insurance companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuity contracts.

STANDARD & POOR's CORP. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S 500 INDEX (S&P 500) -- broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the eligible Funds, Lincoln Life intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those Subaccounts.

AUTOMATIC WITHDRAWAL SERVICE. A service provided by Lincoln Life, through which a Contractowner may take any distribution allowed by Code Section 401(a)(9) in the case of qualified contracts, or permitted under Code Section 72 in the case of nonqualified contracts, by way of an automatically generated payment.


LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA, the Funds and Series may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this Prospectus, Lincoln Life was serving over 10,000 organizations and more than 1 million individuals.

LINCOLN LIFE'S ASSETS, SIZE. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. For example, Lincoln Life is the 12th largest U.S. life insurer based upon overall assets. As of December 31, 1998, Lincoln Life had statutory admitted assets of over $70 billion.


Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.


We may quote the historical performance of the funds, predating their inclusion in the VAA, provided that the policies and objectives of a fund have remained substantially the same.


FINANCIAL STATEMENTS


Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1998

                                         COMBINED         MULTIFUND        EANNUITY
-----------------------------------------------------------------------------------
ASSETS:
 - Investments at market - affiliated
   (cost $7,972,899,460)                 $11,536,124,343  $11,535,734,777  $389,566
---------------------------------------  ---------------  ---------------  --------
---------------------------------------
 - Liability - Payable to The Lincoln
   National Life Insurance Company               315,674          315,668         6
---------------------------------------  ---------------  ---------------  --------
---------------------------------------
NET ASSETS                               $11,535,808,669  $11,535,419,109  $389,560
---------------------------------------  ---------------  ---------------  --------
                                         ---------------  ---------------  --------
---------------------------------------
CONTRACT OWNER RESERVES:
 - Reserves for redeemable annuity
   contracts                             $11,467,942,924  $11,467,553,364  $389,560
---------------------------------------
 - Reserves for annuity contracts on
   benefit                                    67,865,745       67,865,745        --
---------------------------------------  ---------------  ---------------  --------
---------------------------------------
TOTAL CONTRACT OWNER RESERVES            $11,535,808,669  $11,535,419,109  $389,560
---------------------------------------  ---------------  ---------------  --------
                                         ---------------  ---------------  --------
---------------------------------------

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

                                         COMBINED        MULTIFUND       EANNUITY
----------------------------------------------------------------------------------
Net Investment Income:
  - Dividends from investment income     $  292,835,417  $  292,834,448    $  969
---------------------------------------
  - Dividends from net realized gains
    on investments                          555,694,325     555,694,325        --
---------------------------------------
  - Mortality and expense guarantees:
Multifund w/o guaranteed minimum death
  benefit rider                            (103,222,614)   (103,222,614)       --
---------------------------------------
Multifund w/ guaranteed minimum death
  benefit rider                              (1,202,827)     (1,202,827)       --
---------------------------------------
eAnnuity                                           (161)             --      (161)
---------------------------------------  --------------  --------------  ---------
---------------------------------------
NET INVESTMENT INCOME                       744,104,140     744,103,332       808
---------------------------------------
Net realized and unrealized gain on
  investments:
  - Net realized gain on investments        120,104,936     120,104,423       513
---------------------------------------
  - Net change in unrealized
    appreciation on investments             613,207,528     613,201,466     6,062
---------------------------------------  --------------  --------------  ---------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                 733,312,464     733,305,889     6,575
---------------------------------------  --------------  --------------  ---------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                          $1,477,416,604  $1,477,409,221    $7,383
---------------------------------------  --------------  --------------  ---------
                                         --------------  --------------  ---------
---------------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS

                                         COMBINED                         MULTIFUND                        EANNUITY
                                         YEAR ENDED                       YEAR ENDED                       YEAR ENDED
                                         DECEMBER 31,                     DECEMBER 31,                     DECEMBER 31,
                                         -------------------------------  -------------------------------  ------------------
                                         1998             1997            1998             1997            1998      1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1                  $ 9,426,807,141  $6,585,865,835  $ 9,426,807,141  $6,585,865,835  $     --  $     --
---------------------------------------
Changes from operations:
  - Net Investment Income                    744,104,140     193,626,363      744,103,332     193,626,363       808        --
---------------------------------------
  - Net realized gain on investments         120,104,936      31,377,925      120,104,423      31,377,925       513        --
---------------------------------------
  - Net change in unrealized
    appreciation on investments              613,207,528   1,537,087,130      613,201,466   1,537,087,130     6,062        --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                            1,477,416,604   1,762,091,418    1,477,409,221   1,762,091,418     7,383        --
---------------------------------------
Changes from unit transactions:
  Accumulation Units:
  - Contract purchases                     3,097,926,661   2,840,665,698    3,097,485,458   2,840,665,698   441,203        --
---------------------------------------
  - Terminated contracts & transfers to
    annuity reserves                      (2,472,732,748) (1,765,287,945)  (2,472,673,722) (1,765,287,945)  (59,026)       --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------
                                             625,193,913   1,075,377,753      624,811,736   1,075,377,753   382,177        --
                                         ---------------  --------------  ---------------  --------------  --------  --------
  Annuity Reserves:
  - Transfer from accumulation units &
    between accounts                          12,803,225       7,753,183       12,803,225       7,753,183        --        --
---------------------------------------
  - Annuity Payments                          (6,362,862)     (4,422,441)      (6,362,862)     (4,422,441)       --        --
---------------------------------------
  - Receipt (reimbursement) of
    mortality guarantee adjustment               (49,352)        141,393          (49,352)        141,393        --        --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------
                                               6,391,011       3,472,135        6,391,011       3,472,135        --        --
                                         ---------------  --------------  ---------------  --------------  --------  --------
NET INCREASE IN NET ASSETS RESULTING
FROM UNIT TRANSACTIONS                       631,584,924   1,078,849,888      631,202,747   1,078,849,888   382,177        --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------
TOTAL INCREASE IN NET ASSETS               2,109,001,528   2,840,941,306    2,108,611,968   2,840,941,306   389,560        --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------
NET ASSETS AT DECEMBER 31                $11,535,808,669  $9,426,807,141  $11,535,419,109  $9,426,807,141  $389,560  $     --
---------------------------------------  ---------------  --------------  ---------------  --------------  --------  --------
                                         ---------------  --------------  ---------------  --------------  --------  --------
---------------------------------------

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

1. ACCOUNTING POLICIES & ACCOUNT INFORMATION

   THE ACCOUNT: Lincoln National Variable Annuity Account C (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of two products, Multifund and eAnnuity. The Multifund product is an annuity contract offering a guaranteed minimum death benefit (GMBD) rider option. Effective August 20, 1998, the eAnnuity product became available to clients of the Company. The eAnnuity product is an annuity contract that is sold through the internet.

   The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising out of any other business of the Company.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for unit investment trusts.

   INVESTMENTS: The Variable Account invests in the Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc., Delaware Premium Trend Series, Delaware Decatur Total Return Series and the Delaware Global Bond Series (the Funds). The Funds are registered as open-end investment management companies. Investments in the Funds are stated at the closing net asset value per share on December 31, 1998, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

   ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES

   Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows for the two contract types and the corresponding rider options within the Variable Account:

      -  Multifund at a daily rate of .00274525% (1.002% on an annual basis).

      - Multifund with GMDB rider at a daily rate of .00356712328% (1.302% on an annual basis).

      -  eAnnuity at a daily rate of .001506849% (.55% on an annual basis).

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES
CONTINUED

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 1998:

                                         MULTIFUND    EANNUITY
-----------------------------------------------------------------
Lincoln National Aggressive Growth Fund  $   129,235  $        --
---------------------------------------
Lincoln National Bond Fund                 1,000,496           --
---------------------------------------
Lincoln National Capital Appreciation
  Fund                                       185,757           --
---------------------------------------
Delaware Premium Trend Series                 32,177           --
---------------------------------------
Delaware Decatur Total Return Series          34,344           --
---------------------------------------
Delaware Global Bond Series                    3,854           --
---------------------------------------
Lincoln National Equity-Income Fund          323,811           --
---------------------------------------
Lincoln National Global Asset
  Allocation Fund                            548,996           --
---------------------------------------
Lincoln National Growth and Income Fund    4,792,013           --
---------------------------------------
Lincoln National International Fund          673,972           --
---------------------------------------
Lincoln National Managed Fund                967,950           --
---------------------------------------
Lincoln National Money Market Fund         1,080,102           --
---------------------------------------
Lincoln National Social Awareness Fund     1,979,511           --
---------------------------------------
Lincoln National Special Opportunities
  Fund                                     1,135,573           --
---------------------------------------  -----------  -----------
---------------------------------------
                                         $12,887,791  $        --
---------------------------------------  -----------  -----------
                                         -----------  -----------

Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

3. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1998:

                                         COMBINED                      MULTIFUND                     EANNUITY
                                         ----------------------------  ----------------------------  ---------------------
                                         AGGREGATE       AGGREGATE     AGGREGATE       AGGREGATE     AGGREGATE AGGREGATE
                                         COST OF         PROCEEDS      COST OF         PROCEEDS      COST OF   PROCEEDS
                                         PURCHASES       FROM SALES    PURCHASES       FROM SALES    PURCHASES FROM SALES
--------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund  $   75,347,018  $ 20,363,011  $   75,341,814  $ 20,363,003  $  5,204    $     8
---------------------------------------
Lincoln National Bond Fund                  105,665,569    21,338,689     105,663,423    21,338,685     2,146          4
---------------------------------------
Lincoln National Capital Appreciation
  Fund                                      174,016,206    10,672,593     174,003,140    10,667,573    13,066      5,020
---------------------------------------
Delaware Premium Trend Series                31,609,927     8,562,625      31,605,848     8,562,621     4,079          4
---------------------------------------
Delaware Decatur Total Return Series         60,942,443     5,520,198      60,935,472     5,520,189     6,971          9
---------------------------------------
Delaware Global Bond Series                   5,451,679     2,430,593       5,449,684     2,430,589     1,995          4
---------------------------------------
Lincoln National Equity-Income Fund         133,012,314    32,946,844     133,009,911    32,946,840     2,403          4
---------------------------------------
Lincoln National Global Asset
  Allocation Fund                            68,102,740    28,167,863      68,099,873    28,167,859     2,867          4
---------------------------------------
Lincoln National Growth and Income Fund     422,061,343   162,818,227     422,058,978   162,818,223     2,365          4
---------------------------------------
Lincoln National International Fund          73,719,170    80,943,004      73,715,753    80,942,998     3,417          6
---------------------------------------
Lincoln National Managed Fund               146,271,517    32,556,692     146,268,822    32,556,688     2,695          4
---------------------------------------
Lincoln National Money Market Fund           88,996,382    57,149,293      88,640,904    57,122,467   355,478     26,826
---------------------------------------
Lincoln National Social Awareness Fund      434,759,913    50,236,632     434,751,254    50,236,625     8,659          7
---------------------------------------
Lincoln National Special Opportunities
  Fund                                      142,375,726    72,878,957     142,372,171    72,878,952     3,555          5
---------------------------------------  --------------  ------------  --------------  ------------  --------  -----------
---------------------------------------
                                         $1,962,331,947  $586,585,221  $1,961,917,047  $586,553,312  $414,900    $31,909
---------------------------------------  --------------  ------------  --------------  ------------  --------  -----------
                                         --------------  ------------  --------------  ------------  --------  -----------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

                                         -----------------------------------------
                                         MULTIFUND                    EANNUITY
                                         1998           1997          1998    1997
----------------------------------------------------------------------------------
LINCOLN NATIONAL AGGRESSIVE GROWTH FUND
Accumulation Units:
Contract purchases                       $ 105,561,285  $121,767,920  $5,205  $ --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                         (92,755,811)  (80,454,253)     --    --
---------------------------------------  -------------  ------------  ------  ----
---------------------------------------
                                            12,805,474    41,313,667   5,205    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                       350,018        11,855      --    --
Annuity payments                              (111,570)      (52,883)     --    --
Receipt (payment) of mortality
  guarantee adj.                                   (74)          336      --    --
---------------------------------------  -------------  ------------  ------  ----
Fund Total:                                    238,374       (40,692)     --    --
---------------------------------------  -------------  ------------  ------  ----
                                            13,043,848    41,272,975   5,205    --
LINCOLN NATIONAL BOND FUND
Accumulation Units:
Contract purchases                         173,649,541    75,416,109   2,060    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                        (118,474,365)  (86,077,372)     --    --
---------------------------------------  -------------  ------------  ------  ----
---------------------------------------
                                            55,175,176   (10,661,263)  2,060    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                       295,541       (16,201)     --    --
Annuity payments                               (66,581)      (45,383)     --    --
Receipt (payment) of mortality
  guarantee adj.                                 1,828         1,206      --    --
---------------------------------------  -------------  ------------  ------  ----
Fund Total:                                    230,788       (60,378)     --    --
---------------------------------------  -------------  ------------  ------  ----
                                            55,405,964   (10,721,641)  2,060    --
LINCOLN NATIONAL CAPITAL APPRECIATION FUND
Accumulation Units:
Contract purchases                         239,059,981   169,229,394  13,068    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                        (118,923,687)  (64,259,997) (5,000)   --
---------------------------------------  -------------  ------------  ------  ----
---------------------------------------
                                           120,136,294   104,969,397   8,068    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                     1,011,628       229,233      --    --
Annuity payments                              (215,049)      (92,786)     --    --
Receipt (payment) of mortality
  guarantee adj.                                (3,187)          482      --    --
---------------------------------------  -------------  ------------  ------  ----
Fund Total:                                    793,392       136,929      --    --
---------------------------------------  -------------  ------------  ------  ----
                                           120,929,686   105,106,326   8,068    --
DELAWARE PREMIUM TREND SERIES
Accumulation Units:
Contract purchases                          55,716,798    49,459,951   4,080    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                         (33,204,931)  (23,894,814)     --    --
---------------------------------------  -------------  ------------  ------  ----
---------------------------------------
                                            22,511,867    25,565,137   4,080    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                        48,418            --      --    --
Annuity payments                                (7,936)           --      --    --
Receipt (payment) of mortality
  guarantee adj.                                    --            --      --    --
---------------------------------------  -------------  ------------  ------  ----
Series Total:                                   40,482            --      --    --
---------------------------------------  -------------  ------------  ------  ----
                                            22,552,349    25,565,137   4,080    --

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                         ----------------------------------------------
                                         MULTIFUND                       EANNUITY
                                         1998            1997            1998      1997
---------------------------------------------------------------------------------------
DELAWARE DECATUR TOTAL RETURN SERIES
Accumulation Units:
Contract purchases                           90,236,508      86,279,609     6,959    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                          (41,860,904)    (16,269,211)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                             48,375,604      70,010,398     6,959    --
Annuity Reserves:
Transfers from accum. Units & between
  accts.                                        506,606         561,795        --    --
Annuity payments                               (108,990)        (39,841)       --    --
Receipt (payment) of mortality
  guarantee adj.                                   (448)            758        --    --
---------------------------------------  --------------  --------------  --------  ----
Series Total:                                   397,168         522,712        --    --
---------------------------------------  --------------  --------------  --------  ----
                                             48,772,772      70,533,110     6,959    --
DELAWARE GLOBAL BOND SERIES
Accumulation Units:
Contract purchases                            8,319,526      11,820,716     1,960    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                           (5,970,687)     (7,984,605)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                              2,348,839       3,836,111     1,960    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                         31,917              --        --    --
Annuity payments                                 (7,766)           (755)       --    --
Receipt (payment) of mortality
  guarantee adj.                                     78              64        --    --
---------------------------------------  --------------  --------------  --------  ----
Series Total:                                    24,229            (691)       --    --
---------------------------------------  --------------  --------------  --------  ----
                                              2,373,068       3,835,420     1,960    --
LINCOLN NATIONAL EQUITY-INCOME FUND
Accumulation Units:
Contract purchases                          256,503,981     291,732,249     2,380    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                         (184,405,391)   (106,299,468)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                             72,098,590     185,432,781     2,380    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                        686,673         651,161        --    --
Annuity payments                               (479,908)       (354,641)       --    --
Receipt (payment) of mortality
  guarantee adj.                                  3,201           1,204        --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                     209,966         297,724        --    --
---------------------------------------  --------------  --------------  --------  ----
                                             72,308,556     185,730,505     2,380    --
LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND
Accumulation Units:
Contract purchases                           89,521,952     113,967,396     2,841    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                          (95,521,824)    (63,439,313)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                             (5,999,872)     50,528,083     2,841    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                        490,958         304,669        --    --
Annuity payments                               (179,454)       (111,483)       --    --
Receipt (payment) of mortality
  guarantee adj.                                (14,716)          2,306        --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                     296,788         195,492        --    --
---------------------------------------  --------------  --------------  --------  ----
                                             (5,703,084)     50,723,575     2,841    --

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                         ----------------------------------------------
                                         MULTIFUND                       EANNUITY
                                         1998            1997            1998      1997
---------------------------------------------------------------------------------------
LINCOLN NATIONAL GROWTH AND INCOME FUND
Accumulation Units:
Contract purchases                          696,926,250     747,652,912     2,341    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                         (709,130,485)   (497,930,628)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                            (12,204,235)    249,722,284     2,341    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                      6,311,160       4,399,621        --    --
Annuity payments                             (3,840,740)     (2,844,717)       --    --
Receipt (payment) of mortality
  guarantee adj.                                 55,053         142,298        --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                   2,525,473       1,697,202        --    --
---------------------------------------  --------------  --------------  --------  ----
                                             (9,678,762)    251,419,486     2,341    --
LINCOLN NATIONAL INTERNATIONAL FUND
Accumulation Units:
Contract purchases                          159,547,703     158,472,222     3,391    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                         (185,524,256)   (157,730,517)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                            (25,976,553)        741,705     3,391    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                        160,319          62,938        --    --
Annuity payments                               (133,802)       (125,126)       --    --
Receipt (payment) of mortality
  guarantee adj.                                (14,795)          1,721        --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                      11,722         (60,467)       --    --
---------------------------------------  --------------  --------------  --------  ----
                                            (25,964,831)        681,238     3,391    --
LINCOLN NATIONAL MANAGED FUND
Accumulation Units:
Contract purchases                          162,635,223     131,576,753     2,641    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                         (155,726,195)   (125,696,264)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                              6,909,028       5,880,489     2,641    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                        605,334         364,128        --    --
Annuity payments                               (408,409)       (356,231)       --    --
Receipt (payment) of mortality
  guarantee adj.                                (25,649)         (4,393)       --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                     171,276           3,504        --    --
---------------------------------------  --------------  --------------  --------  ----
                                              7,080,304       5,883,993     2,641    --
LINCOLN NATIONAL MONEY MARKET FUND
Accumulation Units:
Contract purchases                          203,720,196     160,091,004   382,126    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                         (176,317,955)   (169,385,979)  (54,026)   --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                             27,402,241      (9,294,975)  328,100    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                         62,528          18,708        --    --
Annuity payments                                (50,178)        (46,466)       --    --
Receipt (payment) of mortality
  guarantee adj.                                  1,044             609        --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                      13,394         (27,149)       --    --
---------------------------------------  --------------  --------------  --------  ----
                                             27,415,635      (9,322,124)  328,100    --

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                         ----------------------------------------------
                                         MULTIFUND                       EANNUITY
                                         1998            1997            1998      1997
---------------------------------------------------------------------------------------
LINCOLN NATIONAL SOCIAL AWARENESS FUND
Accumulation Units:
Contract purchases                          669,303,972     515,505,656     8,629    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                         (351,797,764)   (191,229,425)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                            317,506,208     324,276,231     8,629    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                      1,857,256       1,042,822        --    --
Annuity payments                               (558,894)       (221,176)       --    --
Receipt (payment) of mortality
  guarantee adj.                                (25,388)         (2,607)       --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                   1,272,974         819,039        --    --
---------------------------------------  --------------  --------------  --------  ----
                                            318,779,182     325,095,270     8,629    --
LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND
Accumulation Units:
Contract purchases                          186,782,542     207,693,807     3,522    --
---------------------------------------
Terminated contracts & transfers to
  annuity reserves                         (203,059,467)   (174,636,099)       --    --
---------------------------------------  --------------  --------------  --------  ----
---------------------------------------
                                            (16,276,925)     33,057,708     3,522    --
Annuity Reserves:
Transfers from accum. units & between
  accts.                                        384,869         122,454        --    --
Annuity payments                               (193,585)       (130,953)       --    --
Receipt (payment) of mortality
  guarantee adj.                                (26,299)         (2,591)       --    --
---------------------------------------  --------------  --------------  --------  ----
Fund Total:                                     164,985         (11,090)       --    --
---------------------------------------  --------------  --------------  --------  ----
                                            (16,111,940)     33,046,618     3,522    --
                                         --------------  --------------  --------  ----
Variable Account Total                   $  631,202,747  $1,078,849,888  $382,177  $ --
                                         --------------  --------------  --------  ----
                                         --------------  --------------  --------  ----

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

5. SUMMARY OF UNITS OUTSTANDING AT DECEMBER 31, 1998

                                         ACCUMULATION   RESERVE     UNIT     ACCUMULATION     RESERVE      NET ASSET
                                         UNITS          UNITS       VALUE    AMOUNT           AMOUNT       TOTAL
--------------------------------------------------------------------------------------------------------------------------
MULTIFUND INVESTMENTS
                                                        MULTIFUND
Lincoln National Aggressive Growth Fund    204,321,730     401,351  $ 1.567  $   320,118,792  $   628,813  $   320,747,605
Lincoln National Bond Fund                  70,180,846     141,922    5.024      352,615,382      713,069      353,328,451
Lincoln National Capital Appreciation
  Fund                                     284,821,773     855,827    2.574      733,000,123    2,202,505      735,202,628
Delaware Premium Trend Series               63,363,770      34,917    1.368       86,706,252       47,780       86,754,032
Delaware Decatur Total Return Series        90,934,980     708,417    1.611      146,455,982    1,140,947      147,596,929
Delaware Global Bond Series                 12,869,495      29,923    1.184       15,237,020       35,427       15,272,447
Lincoln National Equity-Income Fund        395,671,340   1,357,383    2.399      949,249,140    3,256,478      952,505,618
Lincoln National Global Asset
  Allocation Fund                          155,191,452     623,589    3.056      474,321,463    1,905,915      476,227,378
Lincoln National Growth and Income Fund    353,738,892   4,190,720   11.497    4,067,007,338   48,181,558    4,115,188,896
Lincoln National International Fund        275,656,812     507,630    1.773      488,741,223      900,031      489,641,254
Lincoln National Managed Fund              178,767,717     546,451    5.260      940,406,297    2,874,599      943,280,896
Lincoln National Money Market Fund          46,571,447      62,459    2.517      117,212,426      157,196      117,369,622
Lincoln National Social Awareness Fund     304,203,513     758,710    5.875    1,787,245,998    4,457,548    1,791,703,546
Lincoln National Special Opportunities
  Fund                                      98,734,457     156,387    8.721      861,082,577    1,363,879      862,446,456
                                         -------------  ----------           ---------------  -----------  ---------------
    Subtotal                             2,535,028,224  10,375,686            11,339,400,013   67,865,745   11,407,265,758
                                         -------------  ----------           ---------------  -----------  ---------------

                                                MULTIFUND WITH GMDB RIDER
Lincoln National Aggressive Growth Fund      1,953,110          --    1.559        3,045,683           --        3,045,683
Lincoln National Bond Fund                   1,159,699          --    5.002        5,800,262           --        5,800,262
Lincoln National Capital Appreciation
  Fund                                       4,552,867          --    2.562       11,663,514           --       11,663,514
Delaware Premium Trend Series                1,522,285          --    1.362        2,073,881           --        2,073,881
Delaware Decatur Total Return Series         4,110,801          --    1.603        6,590,469           --        6,590,469
Delaware Global Bond Series                    372,938          --    1.179          439,529           --          439,529
Lincoln National Equity-Income Fund          5,897,743          --    2.388       14,084,621           --       14,084,621
Lincoln National Global Asset
  Allocation Fund                            1,887,853          --    3.042        5,743,627           --        5,743,627
Lincoln National Growth and Income Fund      2,251,670          --   11.444       25,768,885           --       25,768,885
Lincoln National International Fund          2,375,268          --    1.765        4,192,172           --        4,192,172
Lincoln National Managed Fund                1,774,940          --    5.236        9,294,437           --        9,294,437
Lincoln National Money Market Fund             644,074          --    2.505        1,613,600           --        1,613,600
Lincoln National Social Awareness Fund       5,135,886          --    5.848       30,035,684           --       30,035,684
Lincoln National Special Opportunities
  Fund                                         899,280          --    8.681        7,806,987           --        7,806,987
                                         -------------  ----------           ---------------  -----------  ---------------
    Subtotal                                34,538,414          --               128,153,351           --      128,153,351
                                         -------------  ----------           ---------------  -----------  ---------------
   TOTAL MULTIFUND                       2,569,566,638  10,375,686           $11,467,553,364  $67,865,745  $11,535,419,109
                                         -------------  ----------           ---------------  -----------  ---------------
                                         -------------  ----------           ---------------  -----------  ---------------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED

5. SUMMARY OF UNITS OUTSTANDING AT DECEMBER 31, 1998 CONTINUED

                                         ACCUMULATION   RESERVE     UNIT     ACCUMULATION     RESERVE      NET ASSET
                                         UNITS          UNITS       VALUE    AMOUNT           AMOUNT       TOTAL
--------------------------------------------------------------------------------------------------------------------------

EANNUITY INVESTMENTS
                                                         EANNUITY
Lincoln National Aggressive Growth Fund          3,697          --  $ 1.569  $         5,802  $        --  $         5,802
Lincoln National Bond Fund                         425          --    5.034            2,140           --            2,140
Lincoln National Capital Appreciation
  Fund                                           4,421          --    2.578           11,396           --           11,396
Delaware Premium Trend Series                    3,182          --    1.371            4,361           --            4,361
Delaware Decatur Total Return Series             4,472          --    1.613            7,213           --            7,213
Delaware Global Bond Series                      1,781          --    1.186            2,112           --            2,112
Lincoln National Equity-Income Fund              1,054          --    2.403            2,533           --            2,533
Lincoln National Global Asset
  Allocation Fund                                  972          --    3.061            2,977           --            2,977
Lincoln National Growth and Income Fund            224          --   11.512            2,577           --            2,577
Lincoln National International Fund              2,055          --    1.776            3,649           --            3,649
Lincoln National Managed Fund                      530          --    5.268            2,790           --            2,790
Lincoln National Money Market Fund             130,369          --    2.521          328,646           --          328,646
Lincoln National Social Awareness Fund           1,623          --    5.885            9,553           --            9,553
Lincoln National Special Opportunities
  Fund                                             436          --    8.736            3,811           --            3,811
                                         -------------  ----------           ---------------  -----------  ---------------
      TOTAL EANNUITY                           155,241          --           $       389,560  $        --  $       389,560
                                         -------------  ----------           ---------------  -----------  ---------------
                                         -------------  ----------           ---------------  -----------  ---------------

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

6. NET ASSETS

   The following is a summary of net assets owned at December 31, 1998.

                                                 LINCOLN NATIONAL                      LINCOLN NATIONAL
                                                 AGGRESSIVE         LINCOLN NATIONAL   CAPITAL
                                                 GROWTH             BOND               APPRECIATION
MULTIFUND                       COMBINED         FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units:             $ 5,668,394,678  $    240,707,955   $    193,694,953   $    437,532,406
------------------------------
Annuity reserves                     30,988,918           526,430            535,507          1,443,523
------------------------------  ---------------  -----------------  -----------------  -----------------
------------------------------
                                  5,699,383,596       241,234,385        194,230,460        438,975,929
Accumulated net investment
   income                         2,050,420,076        50,602,463        147,058,465         55,419,837
------------------------------
Accumulated net realized gain
   on investments                   222,396,616         5,382,547            833,071          3,180,935
------------------------------
Net unrealized appreciation on
   investments                    3,563,218,821        26,573,893         17,006,717        249,289,441
------------------------------  ---------------  -----------------  -----------------  -----------------
------------------------------
                                $11,535,419,109  $    323,793,288   $    359,128,713   $    746,866,142
                                ---------------  -----------------  -----------------  -----------------
                                ---------------  -----------------  -----------------  -----------------

                                DELAWARE      DELAWARE       DELAWARE
                                PREMIUM       DECATUR        GLOBAL
                                TREND         TOTAL RETURN   BOND
MULTIFUND                       FUND          SERIES         SERIES
------------------------------
Unit Transactions:
Accumulation units:             $ 71,426,342  $ 131,102,293  $ 14,114,757
------------------------------
Annuity reserves                      40,482        973,091        32,779
------------------------------  ------------  -------------  ------------
------------------------------
                                  71,466,824    132,075,384    14,147,536
Accumulated net investment
   income                            422,205      8,502,086     1,174,152
------------------------------
Accumulated net realized gain
   on investments                  1,075,013        182,806        79,280
------------------------------
Net unrealized appreciation on
   investments                    15,863,871     13,427,122       311,008
------------------------------  ------------  -------------  ------------
------------------------------
                                $ 88,827,913  $ 154,187,398  $ 15,711,976
                                ------------  -------------  ------------
                                ------------  -------------  ------------

                                LINCOLN NATIONAL   LINCOLN NATIONAL   LINCOLN NATIONAL
                                EQUITY-            GLOBAL ASSET       GROWTH AND         LINCOLN NATIONAL
                                INCOME             ALLOCATION         INCOME             INTERNATIONAL
                                FUND               FUND               FUND               FUND
---------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units:             $    608,045,410   $   245,871,859    $ 1,539,803,755    $   328,257,881
------------------------------
Annuity reserves                       1,876,636         1,135,835         18,474,437            603,530
------------------------------  -----------------  ----------------   ----------------   ----------------
------------------------------
                                     609,922,046       247,007,694      1,558,278,192        328,861,411
Accumulated net investment
   income                             44,041,903       126,701,486        773,372,488         46,363,811
------------------------------
Accumulated net realized gain
   on investments                      9,347,743         7,818,301         82,180,719         25,359,684
------------------------------
Net unrealized appreciation on
   investments                       303,278,547       100,443,524      1,727,126,382         93,248,520
------------------------------  -----------------  ----------------   ----------------   ----------------
------------------------------
                                $    966,590,239   $   481,971,005    $ 4,140,957,781    $   493,833,426
                                -----------------  ----------------   ----------------   ----------------
                                -----------------  ----------------   ----------------   ----------------

                                                     LINCOLN NATIONAL     LINCOLN NATIONAL       LINCOLN NATIONAL
                                LINCOLN NATIONAL     MONEY                SOCIAL                 SPECIAL
                                MANAGED              MARKET               AWARENESS              OPPORTUNITIES
                                FUND                 FUND                 FUND                   FUND
------------------------------
Unit Transactions:
Accumulation units:             $   365,761,102      $    59,438,618      $ 1,065,903,425        $ 366,733,922
------------------------------
Annuity reserves                      1,440,086              115,600            3,016,522              774,460
------------------------------  ------------------   ------------------   ------------------     ----------------
------------------------------
                                    367,201,188           59,554,218        1,068,919,947          367,508,382
Accumulated net investment
   income                           333,044,085           59,429,004          138,007,245          266,280,846
------------------------------
Accumulated net realized gain
   on investments                    18,316,877                   --           16,256,500           52,383,140
------------------------------
Net unrealized appreciation on
   investments                      234,013,183                   --          598,555,538          184,081,075
------------------------------  ------------------   ------------------   ------------------     ----------------
------------------------------
                                $   952,575,333      $   118,983,222      $ 1,821,739,230        $ 870,253,443
                                ------------------   ------------------   ------------------     ----------------
                                ------------------   ------------------   ------------------     ----------------

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

6. NET ASSETS CONTINUED

   The following is a summary of net assets owned at December 31, 1998.

                                                       LINCOLN NATIONAL                      LINCOLN NATIONAL
                                                       AGGRESSIVE         LINCOLN NATIONAL   CAPITAL
                                                       GROWTH             BOND               APPRECIATION
EANNUITY                                 COMBINED      FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                       $    382,177       $5,205             $2,060             $ 8,068
---------------------------------------
Annuity reserves                                   --           --                 --                  --
---------------------------------------  ------------       ------             ------             -------
---------------------------------------
                                              382,177        5,205              2,060               8,068
Accumulated net investment income
   (loss)                                         808           (9)                82                 (22)
---------------------------------------
Accumulated net realized gain (loss) on
   investments                                    513           --                 --                 515
---------------------------------------
Net unrealized appreciation
   (depreciation) on investments                6,062          606                 (2)              2,835
---------------------------------------  ------------       ------             ------             -------
---------------------------------------
                                         $    389,560       $5,802             $2,140             $11,396
                                         ------------       ------             ------             -------
                                         ------------       ------             ------             -------

                                         DELAWARE   DELAWARE       DELAWARE
                                         PREMIUM    DECATUR        GLOBAL
                                         TREND      TOTAL RETURN   BOND
EANNUITY                                 FUND       SERIES         SERIES
---------------------------------------
Unit Transactions:
Accumulation units                        $4,080       $6,959       $1,960
---------------------------------------
Annuity reserves                              --           --           --
---------------------------------------  --------      ------      --------
---------------------------------------
                                           4,080        6,959        1,960
Accumulated net investment income
   (loss)                                     (5)           3           31
---------------------------------------
Accumulated net realized gain (loss) on
   investments                                --           --           --
---------------------------------------
Net unrealized appreciation
   (depreciation) on investments             286          251          121
---------------------------------------  --------      ------      --------
---------------------------------------
                                          $4,361       $7,213       $2,112
                                         --------      ------      --------
                                         --------      ------      --------

                                         LINCOLN NATIONAL   LINCOLN NATIONAL   LINCOLN NATIONAL
                                         EQUITY-            GLOBAL ASSET       GROWTH AND         LINCOLN NATIONAL
                                         INCOME             ALLOCATION         INCOME             INTERNATIONAL
                                         FUND               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                            $2,380             $2,841             $2,341             $3,391
---------------------------------------
Annuity reserves                                  --                 --                 --                 --
---------------------------------------       ------             ------             ------             ------
---------------------------------------
                                               2,380              2,841              2,341              3,391
Accumulated net investment income
   (loss)                                         19                 22                 20                 20
---------------------------------------
Accumulated net realized gain (loss) on
   investments                                    --                 --                 (1)                 1
---------------------------------------
Net unrealized appreciation
   (depreciation) on investments                 134                114                217                237
---------------------------------------       ------             ------             ------             ------
---------------------------------------
                                              $2,533             $2,977             $2,577             $3,649
                                              ------             ------             ------             ------
                                              ------             ------             ------             ------

                                                            LINCOLN NATIONAL      LINCOLN NATIONAL   LINCOLN NATIONAL

                                         LINCOLN NATIONAL   MONEY                 SOCIAL             SPECIAL

                                         MANAGED            MARKET                AWARENESS          OPPORTUNITIES

                                         FUND               FUND                  FUND               FUND

---------------------------------------
Unit Transactions:
Accumulation units                            $2,641             $ 328,100             $8,629             $3,522

---------------------------------------
Annuity reserves                                  --                    --                 --                 --

---------------------------------------       ------              --------             ------             ------

---------------------------------------
                                               2,641               328,100              8,629              3,522

Accumulated net investment income
   (loss)                                         50                   546                 23                 28

---------------------------------------
Accumulated net realized gain (loss) on
   investments                                    (1)                   --                 (1)                --

---------------------------------------
Net unrealized appreciation
   (depreciation) on investments                 100                    --                902                261

---------------------------------------       ------              --------             ------             ------

---------------------------------------
                                              $2,790             $ 328,646             $9,553             $3,811

                                              ------              --------             ------             ------

                                              ------              --------             ------             ------


LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

7. INVESTMENTS

   The following is a summary of investments owned at December 31, 1998.

                                                                          Net
                                         Percentage      Shares           Asset       Value of             Cost of
MULTIFUND INVESTMENTS                    of Net Assets   Outstanding      Value       Shares               Shares
----------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund        2.81%         24,221,811   $   13.37   $      323,801,927   $     297,228,034
Lincoln National Bond Fund                     3.11%         28,302,967       12.69          359,138,618         342,131,901
Lincoln National Capital Appreciation
  Fund                                         6.47%         34,304,592       21.77          746,886,442         497,597,001
Delaware Premium Trend Series                  0.77%          4,497,738       19.75           88,830,317          72,966,446
Delaware Decatur Total Return Series           1.34%          7,939,839       19.42          154,191,678         140,764,556
Delaware Global Bond Series                    0.14%          1,471,199       10.68           15,712,408          15,401,400
Lincoln National Equity-Income Fund            8.38%         44,514,343       21.71          966,616,789         663,338,242
Lincoln National Global Asset
  Allocation Fund                              4.18%         30,583,360       15.76          481,984,238         381,540,714
Lincoln National Growth and Income Fund       35.90%         89,462,662       46.29        4,141,071,334       2,413,944,952
Lincoln National International Fund            4.28%         30,899,874       15.98          493,846,992         400,598,472
Lincoln National Managed Fund                  8.26%         50,213,225       18.97          952,601,474         718,588,291
Lincoln National Money Market Fund             1.03%         11,898,672       10.00          118,986,721         118,986,721
Lincoln National Social Awareness Fund        15.79%         45,224,200       40.28        1,821,788,941       1,223,233,403
Lincoln National Special Opportunities
  Fund                                         7.54%         26,043,689       33.42          870,276,898         686,195,823
---------------------------------------  -------------                                ------------------   -----------------
Multifund Total                              100.00%                                  $   11,535,734,777   $   7,972,515,956
---------------------------------------  -------------                                ------------------   -----------------
                                         -------------                                ------------------   -----------------

                                         Unrealized
                                         Appreciation/
MULTIFUND INVESTMENTS                    (Depreciation)
---------------------------------------
Lincoln National Aggressive Growth Fund  $      26,573,893
Lincoln National Bond Fund                      17,006,717
Lincoln National Capital Appreciation
  Fund                                         249,289,441
Delaware Premium Trend Series                   15,863,871
Delaware Decatur Total Return Series            13,427,122
Delaware Global Bond Series                        311,008
Lincoln National Equity-Income Fund            303,278,547
Lincoln National Global Asset
  Allocation Fund                              100,443,524
Lincoln National Growth and Income Fund      1,727,126,382
Lincoln National International Fund             93,248,520
Lincoln National Managed Fund                  234,013,183
Lincoln National Money Market Fund                      --
Lincoln National Social Awareness Fund         598,555,538
Lincoln National Special Opportunities
  Fund                                         184,081,075
---------------------------------------  -----------------
Multifund Total                          $   3,563,218,821
---------------------------------------  -----------------
                                         -----------------

                                                                          Net
                                         Percentage      Shares           Asset       Value of             Cost of
EANNUITY INVESTMENTS                     of Net Assets   Outstanding      Value       Shares               Shares
----------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund        1.49%             434      $   13.37   $            5,802   $           5,196
Lincoln National Bond Fund                     0.55%             169          12.69                2,140               2,142
Lincoln National Capital Appreciation
   Fund                                        2.93%             523          21.77               11,396               8,561
Delaware Premium Trend Series                  1.12%             221          19.75                4,361               4,075
Delaware Decatur Total Return Series           1.85%             371          19.42                7,213               6,962
Delaware Global Bond Series                    0.54%             198          10.68                2,112               1,991
Lincoln National Equity-Income Fund            0.65%             117          21.71                2,533               2,399
Lincoln National Global Asset
   Allocation Fund                             0.76%             189          15.76                2,977               2,863
Lincoln National Growth and Income Fund        0.66%              56          46.29                2,577               2,360
Lincoln National International Fund            0.94%             228          15.98                3,649               3,412
Lincoln National Managed Fund                  0.72%             147          18.97                2,790               2,690
Lincoln National Money Market Fund            84.36%          32,865          10.00              328,652             328,652
Lincoln National Social Awareness Fund         2.45%             237          40.28                9,553               8,651
Lincoln National Special Opportunities
   Fund                                        0.98%             114          33.42                3,811               3,550
---------------------------------------  -------------                                ------------------   -----------------
eAnnuity Total                               100.00%                                             389,566             383,504
---------------------------------------  -------------                                ------------------   -----------------
Variable Account Total                                                                $   11,536,124,343   $   7,972,899,460
                                                                                      ------------------   -----------------
                                                                                      ------------------   -----------------

                                         Unrealized
                                         Appreciation/
EANNUITY INVESTMENTS                     (Depreciation)
---------------------------------------
Lincoln National Aggressive Growth Fund       $     606
Lincoln National Bond Fund                           (2)
Lincoln National Capital Appreciation
   Fund                                           2,835
Delaware Premium Trend Series                       286
Delaware Decatur Total Return Series                251
Delaware Global Bond Series                         121
Lincoln National Equity-Income Fund                 134
Lincoln National Global Asset
   Allocation Fund                                  114
Lincoln National Growth and Income Fund             217
Lincoln National International Fund                 237
Lincoln National Managed Fund                       100
Lincoln National Money Market Fund                   --
Lincoln National Social Awareness Fund              902
Lincoln National Special Opportunities
   Fund                                             261
---------------------------------------  --------------
eAnnuity Total                                    6,062
---------------------------------------  --------------
Variable Account Total                    3,56$3,224,883
                                         --------------
                                         --------------

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

8. SUMMARY OF OPERATIONS

   The following is a summary of operations for the year ended December 31, 1998.

                                                         LINCOLN NATIONAL                        LINCOLN NATIONAL
                                                         AGGRESSIVE          LINCOLN NATIONAL    CAPITAL
                                                         GROWTH              BOND                APPRECIATION
MULTIFUND                                COMBINED        FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------------
Net Investment Income:
  - Dividends from Investment Income     $  292,834,448     $    464,502        $32,055,093         $  1,265,570
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                          555,694,325       44,781,700                 --           46,655,465
---------------------------------------
  - Mortality and Expense
    Guarantees:
Multifund w/o Guaranteed Minimum
    Death Benefit Rider                    (103,222,614)      (3,278,106)        (3,098,356)          (5,429,144)
---------------------------------------
Multifund w/ Guaranteed Minimum
    Death Benefit Rider                      (1,202,827)         (32,689)           (40,242)             (94,240)
---------------------------------------  --------------  -----------------   -----------------   -----------------
---------------------------------------
NET INVESTMENT INCOME                       744,103,332       41,935,407         28,916,495           42,397,651
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net Realized Gain (Loss) on
    Investments                             120,104,423        1,928,124          1,075,607            1,915,776
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                             613,201,466      (69,643,232)        (4,990,554)         139,173,254
---------------------------------------  --------------  -----------------   -----------------   -----------------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                              733,305,889      (67,715,108)        (3,914,947)         141,089,030
---------------------------------------  --------------  -----------------   -----------------   -----------------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $1,477,409,221     $(25,779,701)       $25,001,548         $183,486,681
---------------------------------------  --------------  -----------------   -----------------   -----------------
                                         --------------  -----------------   -----------------   -----------------

                                         DELAWARE           DELAWARE        DELAWARE
                                         PREMIUM            DECATUR         GLOBAL
                                         TREND              TOTAL RETURN    BOND
MULTIFUND                                FUND               SERIES          SERIES
---------------------------------------
Net Investment Income:
  - Dividends from Investment Income     $      1,190,539   $   7,980,785   $   784,989
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                                     --              --            --
---------------------------------------
  - Mortality and Expense
    Guarantees:
Multifund w/o Guaranteed Minimum
    Death Benefit Rider                          (682,866)     (1,279,578)     (134,550)
---------------------------------------
Multifund w/ Guaranteed Minimum
    Death Benefit Rider                           (17,708)        (60,409)       (4,502)
---------------------------------------  ----------------   -------------   -----------
---------------------------------------
NET INVESTMENT INCOME                             489,965       6,640,798       645,937
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net Realized Gain (Loss) on
    Investments                                   741,866          60,877        (7,472)
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                 9,589,020       4,477,583       295,185
---------------------------------------  ----------------   -------------   -----------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 10,330,886       4,538,460       287,713
---------------------------------------  ----------------   -------------   -----------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $     10,820,851   $  11,179,258   $   933,650
---------------------------------------  ----------------   -------------   -----------
                                         ----------------   -------------   -----------

                                         LINCOLN NATIONAL    LINCOLN NATIONAL    LINCOLN NATIONAL
                                         EQUITY-             GLOBAL ASSET        GROWTH AND          LINCOLN NATIONAL
                                         INCOME              ALLOCATION          INCOME              INTERNATIONAL
                                         FUND                FUND                FUND                FUND
----------------------------------------------------------------------------------------------------------------------
Net Investment Income:
  - Dividends from Investment Income        $19,383,542         $16,722,306         $ 99,872,135        $ 5,764,344
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                           17,384,182          33,490,300          206,716,872         17,818,962
---------------------------------------
  - Mortality and Expense
    Guarantees:
Multifund w/o Guaranteed Minimum
    Death Benefit Rider                      (8,869,781)         (4,520,286)         (37,424,731)        (4,805,222)
---------------------------------------
Multifund w/ Guaranteed Minimum
    Death Benefit Rider                        (148,060)            (58,511)            (262,635)           (41,336)
---------------------------------------  -----------------   -----------------   -----------------   -----------------
---------------------------------------
NET INVESTMENT INCOME                        27,749,883          45,633,809          268,901,641         18,736,748
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net Realized Gain (Loss) on
    Investments                               8,109,113           4,771,427           55,304,331         13,148,741
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                              58,105,303           1,778,746          334,917,537         26,816,492
---------------------------------------  -----------------   -----------------   -----------------   -----------------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                               66,214,416           6,550,173          390,221,868         39,965,233
---------------------------------------  -----------------   -----------------   -----------------   -----------------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $93,964,299         $52,183,982         $659,123,509        $58,701,981
---------------------------------------  -----------------   -----------------   -----------------   -----------------
                                         -----------------   -----------------   -----------------   -----------------

                                                             LINCOLN NATIONAL    LINCOLN NATIONAL    LINCOLN NATIONAL

                                         LINCOLN NATIONAL    MONEY               SOCIAL              SPECIAL

                                         MANAGED             MARKET              AWARENESS           OPPORTUNITIES

                                         FUND                FUND                FUND                FUND

---------------------------------------
Net Investment Income:
  - Dividends from Investment Income        $ 53,730,133        $ 5,141,348         $ 27,055,150        $ 21,424,012

---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                            61,917,176                 --           54,197,749          72,731,919

---------------------------------------
  - Mortality and Expense
    Guarantees:
Multifund w/o Guaranteed Minimum
    Death Benefit Rider                       (8,933,399)        (1,025,520)         (15,267,074)         (8,474,001)

---------------------------------------
Multifund w/ Guaranteed Minimum
    Death Benefit Rider                          (85,032)           (14,125)            (265,969)            (77,369)

---------------------------------------  -----------------   -----------------   -----------------   -----------------

---------------------------------------
NET INVESTMENT INCOME                        106,628,878          4,101,703           65,719,856          85,604,561

---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net Realized Gain (Loss) on
    Investments                                6,891,536                 --           11,779,015          14,385,482

---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                              (15,219,867)                --          179,688,906         (51,786,907)

---------------------------------------  -----------------   -----------------   -----------------   -----------------

---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                (8,328,331)                --          191,467,921         (37,401,425)

---------------------------------------  -----------------   -----------------   -----------------   -----------------

---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $ 98,300,547        $ 4,101,703         $257,187,777        $ 48,203,136

---------------------------------------  -----------------   -----------------   -----------------   -----------------

                                         -----------------   -----------------   -----------------   -----------------


LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

8. SUMMARY OF OPERATIONS CONTINUED

   The following is a summary of operations for the year ended December 31, 1998.

                                                     LINCOLN NATIONAL                        LINCOLN NATIONAL
                                                     AGGRESSIVE          LINCOLN NATIONAL    CAPITAL
                                                     GROWTH              BOND                APPRECIATION
EANNUITY                                 COMBINED    FUND                FUND                FUND
--------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  - Dividends from Investment Income       $  969           $ --                $ 86               $   --
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                             --             --                  --                   --
---------------------------------------
  - Mortality and Expense Guarantees         (161)            (9)                 (4)                 (22)
---------------------------------------  ---------         -----                 ---               ------
---------------------------------------
NET INVESTMENT INCOME (LOSS)                  808             (9)                 82                  (22)
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net realized gain (loss) on
    investments                               513             --                  --                  515
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                             6,062            606                  (2)               2,835
---------------------------------------  ---------         -----                 ---               ------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                              6,575            606                  (2)               3,350
---------------------------------------  ---------         -----                 ---               ------
---------------------------------------
Net increase in net assets resulting
    from operations                        $7,383           $597                $ 80               $3,328
---------------------------------------  ---------         -----                 ---               ------
                                         ---------         -----                 ---               ------

                                         DELAWARE     DELAWARE        DELAWARE
                                         PREMIUM      DECATUR         GLOBAL
                                         TREND        TOTAL RETURN    BOND
EANNUITY                                 FUND         SERIES          SERIES
---------------------------------------
Net Investment Income (Loss):
  - Dividends from Investment Income     $      --         $ 11          $ 35
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                              --           --            --
---------------------------------------
  - Mortality and Expense Guarantees            (5)          (8)           (4)
---------------------------------------      -----        -----       ---------
---------------------------------------
NET INVESTMENT INCOME (LOSS)                    (5)           3            31
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net realized gain (loss) on
    investments                                 --           --            --
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                286          251           121
---------------------------------------      -----        -----       ---------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 286          251           121
---------------------------------------      -----        -----       ---------
---------------------------------------
Net increase in net assets resulting
    from operations                      $     281         $254          $152
---------------------------------------      -----        -----       ---------
                                             -----        -----       ---------

                                         LINCOLN NATIONAL   LINCOLN NATIONAL   LINCOLN NATIONAL
                                         EQUITY-            GLOBAL ASSET       GROWTH AND         LINCOLN NATIONAL
                                         INCOME             ALLOCATION         INCOME             INTERNATIONAL
                                         FUND               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
  - Dividends from Investment Income           $ 23               $ 26               $ 24               $ 26
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                               --                 --                 --                 --
---------------------------------------
  - Mortality and Expense Guarantees             (4)                (4)                (4)                (6)
---------------------------------------       -----              -----              -----              -----
---------------------------------------
NET INVESTMENT INCOME (LOSS)                     19                 22                 20                 20
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net realized gain (loss) on
    investments                                  --                 --                 (1)                 1
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                 134                114                217                237
---------------------------------------       -----              -----              -----              -----
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                  134                114                216                238
---------------------------------------       -----              -----              -----              -----
---------------------------------------
Net increase in net assets resulting
    from operations                            $153               $136               $236               $258
---------------------------------------       -----              -----              -----              -----
                                              -----              -----              -----              -----

                                                            LINCOLN NATIONAL   LINCOLN NATIONAL   LINCOLN NATIONAL
                                         LINCOLN NATIONAL   MONEY              SOCIAL             SPECIAL
                                         MANAGED            MARKET             AWARENESS          OPPORTUNITIES
                                         FUND               FUND               FUND               FUND
---------------------------------------
Net Investment Income (Loss):
  - Dividends from Investment Income           $ 54               $618               $ 32               $ 34
---------------------------------------
  - Dividends from Net Realized Gains
    on Investments                               --                 --                 --                 --
---------------------------------------
  - Mortality and Expense Guarantees             (4)               (72)                (9)                (6)
---------------------------------------       -----              -----              -----              -----
---------------------------------------
NET INVESTMENT INCOME (LOSS)                     50                546                 23                 28
---------------------------------------
Net realized and unrealized gain (loss)
  on investments:
  - Net realized gain (loss) on
    investments                                  (1)                --                 (1)                --
---------------------------------------
  - Net change in unrealized
    appreciation or depreciation on
    investments                                 100                 --                902                261
---------------------------------------       -----              -----              -----              -----
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                   99                 --                901                261
---------------------------------------       -----              -----              -----              -----
---------------------------------------
Net increase in net assets resulting
    from operations                            $149               $546               $924               $289
---------------------------------------       -----              -----              -----              -----
                                              -----              -----              -----              -----

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS


Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account C


We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account C ("Variable Account") (comprised of the Lincoln National Aggressive Growth, Lincoln National Bond, Lincoln National Capital Appreciation, Delaware Premium Trend, Delaware Decatur Total Return, Delaware Global Bond, Lincoln National Equity-Income, Lincoln National Global Asset Allocation, Lincoln National Growth and Income, Lincoln National International, Lincoln National Managed, Lincoln National Money Market, Lincoln National Social Awareness, and Lincoln National Special Opportunities subaccounts), as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Account C at December 31, 1998, and the results of its operations and changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                   [SIG]

Fort Wayne, Indiana
March 30, 1999

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                                                      DECEMBER 31
                                                                                      1998       1997
                                                                                      ---------  ---------
                                                                                      (IN MILLIONS)
                                                                                      --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                                 $23,830.9  $18,560.7
------------------------------------------------------------------------------------
Preferred stocks                                                                          236.0      257.3
------------------------------------------------------------------------------------
Unaffiliated common stocks                                                                259.3      436.0
------------------------------------------------------------------------------------
Affiliated common stocks                                                                  322.1      412.1
------------------------------------------------------------------------------------
Mortgage loans on real estate                                                           3,932.9    3,012.7
------------------------------------------------------------------------------------
Real estate                                                                               473.8      584.4
------------------------------------------------------------------------------------
Policy loans                                                                            1,606.0      660.5
------------------------------------------------------------------------------------
Other investments                                                                         434.4      335.5
------------------------------------------------------------------------------------
Cash and short-term investments                                                         1,725.4    2,133.0
------------------------------------------------------------------------------------  ---------  ---------
Total cash and investments                                                             32,820.8   26,392.2
------------------------------------------------------------------------------------
Premiums and fees in course of collection                                                  33.3       42.4
------------------------------------------------------------------------------------
Accrued investment income                                                                 432.8      343.5
------------------------------------------------------------------------------------
Reinsurance recoverable                                                                   171.6       71.1
------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                         53.7       44.1
------------------------------------------------------------------------------------
Federal income taxes recoverable from parent company                                       64.7        6.9
------------------------------------------------------------------------------------
Goodwill                                                                                   49.5       52.4
------------------------------------------------------------------------------------
Other admitted assets                                                                      89.3       85.6
------------------------------------------------------------------------------------
Separate account assets                                                                36,907.0   31,330.9
------------------------------------------------------------------------------------  ---------  ---------
Total admitted assets                                                                 $70,622.7  $58,369.1
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                     $12,310.6  $ 5,872.9
------------------------------------------------------------------------------------
Other policyholder funds                                                               16,647.5   16,360.1
------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                               897.6      878.2
------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                     795.8      720.4
------------------------------------------------------------------------------------
Asset valuation reserve                                                                   484.5      450.0
------------------------------------------------------------------------------------
Interest maintenance reserve                                                              159.7      135.4
------------------------------------------------------------------------------------
Other liabilities                                                                         504.5      294.7
------------------------------------------------------------------------------------
Short-term loan payable to parent company                                                 140.0      120.0
------------------------------------------------------------------------------------
Net transfers due from separate accounts                                                 (789.0)    (761.9)
------------------------------------------------------------------------------------
Separate account liabilities                                                           36,907.0   31,330.9
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities                                                                      68,058.2   55,400.7
------------------------------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million (owned by Lincoln National
  Corporation)                                                                             25.0       25.0
------------------------------------------------------------------------------------
Surplus notes due to Lincoln National Corporation                                       1,250.0         --
------------------------------------------------------------------------------------
Paid-in surplus                                                                         1,930.1    1,821.8
------------------------------------------------------------------------------------
Unassigned surplus (deficit)                                                             (640.6)   1,121.6
------------------------------------------------------------------------------------  ---------  ---------
Total capital and surplus                                                               2,564.5    2,968.4
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities and capital and surplus                                             $70,622.7  $58,369.1
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                                              YEAR ENDED DECEMBER 31
                                                                              1998       1997       1996
                                                                              ---------  ---------  ---------
                                                                              (IN MILLIONS)
                                                                              -------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                                         $12,737.6  $ 5,589.0  $ 7,268.5
----------------------------------------------------------------------------
Net investment income                                                           2,107.2    1,847.1    1,756.3
----------------------------------------------------------------------------
Amortization of interest maintenance reserve                                       26.4       41.5       27.2
----------------------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                           179.9       99.7       90.9
----------------------------------------------------------------------------
Expense charges on deposit funds                                                  134.6      119.3      100.7
----------------------------------------------------------------------------
Separate account investment management and administration service fees            396.3      325.5      244.6
----------------------------------------------------------------------------
Other income                                                                       31.3       21.3       16.8
----------------------------------------------------------------------------  ---------  ---------  ---------
Total revenues                                                                 15,613.3    8,043.4    9,505.0
----------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                               13,964.1    4,522.1    5,989.9
----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                         2,919.4    3,053.9    3,123.1
----------------------------------------------------------------------------  ---------  ---------  ---------
Total benefits and expenses                                                    16,883.5    7,576.0    9,113.0
----------------------------------------------------------------------------  ---------  ---------  ---------
Gain (loss) from operations before dividends to policyholders, income taxes
and net realized gain on investments                                           (1,270.2)     467.4      392.0
----------------------------------------------------------------------------
Dividends to policyholders                                                         67.9       27.5       27.3
----------------------------------------------------------------------------  ---------  ---------  ---------
Gain (loss) from operations before federal income taxes and net realized
gain on investments                                                            (1,338.1)     439.9      364.7
----------------------------------------------------------------------------
Federal income taxes (credit)                                                    (141.0)      78.3       83.6
----------------------------------------------------------------------------  ---------  ---------  ---------
Gain (loss) from operations before net realized gain on investments            (1,197.1)     361.6      281.1
----------------------------------------------------------------------------
Net realized gain on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                  46.8       31.3       53.3
----------------------------------------------------------------------------  ---------  ---------  ---------
Net income (loss)                                                             $(1,150.3) $   392.9  $   334.4
----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              ---------  ---------  ---------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1998       1997       1996
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
Capital and surplus at beginning of year                                       $ 2,968.4  $ 1,962.6  $ 1,732.9
-----------------------------------------------------------------------------
Correction of prior year's asset valuation reserve                                    --      (37.6)        --
-----------------------------------------------------------------------------
Correction of prior year's admitted assets                                            --      (57.0)        --
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                                 2,968.4    1,868.0    1,732.9
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                               (1,150.3)     392.9      334.4
-----------------------------------------------------------------------------
Difference in cost and admitted investment amounts                                (304.8)     (36.2)      38.6
-----------------------------------------------------------------------------
Nonadmitted assets                                                                 (17.1)      (0.4)      (3.0)
-----------------------------------------------------------------------------
Regulatory liability for reinsurance                                               (35.2)      (3.9)       0.6
-----------------------------------------------------------------------------
Life policy reserve valuation basis                                                 (0.4)      (0.9)      (0.4)
-----------------------------------------------------------------------------
Asset valuation reserve                                                            (34.5)     (36.9)    (105.5)
-----------------------------------------------------------------------------
Proceeds from surplus notes from shareholder                                     1,250.0         --         --
-----------------------------------------------------------------------------
Paid-in surplus, including contribution of common stock of affiliated
company in 1997                                                                    108.4      938.4      100.0
-----------------------------------------------------------------------------
Separate account receivable due to change in valuation                                --       (2.6)        --
-----------------------------------------------------------------------------
Dividends to shareholder                                                          (220.0)    (150.0)    (135.0)
-----------------------------------------------------------------------------  ---------  ---------  ---------
Capital and surplus at end of year                                             $ 2,564.5  $ 2,968.4  $ 1,962.6
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                         YEAR ENDED DECEMBER 31
                                                                         1998        1997        1996
                                                                         ----------  ----------  ----------
                                                                         (IN MILLIONS)
                                                                         ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received              $ 13,495.2  $  6,364.3  $  8,059.4
-----------------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded                 (632.4)     (649.2)     (767.5)
-----------------------------------------------------------------------
Investment income received                                                  2,003.9     1,798.8     1,700.6
-----------------------------------------------------------------------
Separate account investment management and administration service fees        396.3       325.5       244.6
-----------------------------------------------------------------------
Benefits paid                                                              (7,395.8)   (5,345.2)   (4,050.4)
-----------------------------------------------------------------------
Insurance expenses paid                                                    (2,909.7)   (3,193.0)   (3,216.8)
-----------------------------------------------------------------------
Federal income taxes recovered (paid)                                          84.2       (87.0)      (72.3)
-----------------------------------------------------------------------
Dividends to policyholders                                                    (12.9)      (28.4)      (27.7)
-----------------------------------------------------------------------
Other income received and expenses paid, net                                  207.0        (8.7)      117.0
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) operating activities                         5,235.8      (822.9)    1,986.9
-----------------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                                 10,926.5    12,142.6    12,542.0
-----------------------------------------------------------------------
Purchase of investments                                                   (16,950.0)  (10,345.0)  (14,175.4)
-----------------------------------------------------------------------
Other sources (uses) including reinsured policy loans                        (778.3)      529.1      (377.2)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) investing activities                        (6,801.8)    2,326.7    (2,010.6)
-----------------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                               108.4          --       100.0
-----------------------------------------------------------------------
Proceeds from surplus notes from shareholder                                1,250.0          --          --
-----------------------------------------------------------------------
Proceeds from borrowings from shareholder                                     140.0       120.0       100.0
-----------------------------------------------------------------------
Repayment of borrowings from shareholder                                     (120.0)     (100.0)      (63.0)
-----------------------------------------------------------------------
Dividends paid to shareholder                                                (220.0)     (150.0)     (135.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) financing activities                         1,158.4      (130.0)        2.0
-----------------------------------------------------------------------  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments                   (407.6)    1,373.8       (21.7)
-----------------------------------------------------------------------
Cash and short-term investments at beginning of year                        2,133.0       759.2       780.9
-----------------------------------------------------------------------  ----------  ----------  ----------
Cash and short-term investments at end of year                           $  1,725.4  $  2,133.0  $    759.2
-----------------------------------------------------------------------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1998, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LLANY").

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the Interest Maintenance Reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period in which the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory-basis net equity and presented in the balance sheet as affiliated common stocks.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

    Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity and assumption reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    SURPLUS NOTES DUE TO LNC
    Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory-basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

    A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                             CAPITAL AND SURPLUS   NET INCOME (LOSS)
                                             -----------------------------------------------------

                                             DECEMBER 31           YEAR ENDED DECEMBER 31
                                             1998       1997       1998       1997       1996
                                             -----------------------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------------------
Amounts reported on a statutory-basis        $ 2,564.5  $ 2,968.4  $(1,150.3) $   392.9  $   334.4
-------------------------------------------
GAAP adjustments:
  Deferred policy acquisition costs,
    present value of future profits and
    goodwill                                   3,085.2      958.3       48.5      (98.9)      66.7
   ----------------------------------------
  Policy and contract reserves                (2,299.9)  (1,672.9)   1,743.4      (48.6)     (57.1)
   ----------------------------------------
  Interest maintenance reserve                   159.7      135.4       24.4       58.7      (39.7)
   ----------------------------------------
  Deferred income taxes                          181.6      (13.0)    (218.6)      70.3        1.8
   ----------------------------------------
  Policyholders' share of earnings and
    surplus on participating business           (132.8)     (79.8)       3.2        5.3        (.3)
   ----------------------------------------
  Asset valuation reserve                        484.5      450.0         --         --         --
   ----------------------------------------
  Net realized gain (loss) on investments       (174.1)     (91.5)    (116.7)     (20.4)      78.7
   ----------------------------------------
  Unrealized gain on investments               1,335.1    1,245.5         --         --         --
   ----------------------------------------
  Nonadmitted assets, including nonadmitted
    investments                                  119.1       61.0         --         --         --
   ----------------------------------------
  Investments in subsidiary companies            490.4      188.8       41.3      (80.5)      29.9
   ----------------------------------------
  Surplus notes and related interest          (1,251.5)        --       (1.5)        --         --
   ----------------------------------------
  Other, net                                    (120.1)    (162.5)     103.6      (35.0)     (82.6)
   ----------------------------------------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)                        1,877.2    1,019.3    1,627.6     (149.1)      (2.6)
-------------------------------------------  ---------  ---------  ---------  ---------  ---------
Amounts on a GAAP basis                      $ 4,441.7  $ 3,987.7  $   477.3  $   243.8  $   331.8
-------------------------------------------  ---------  ---------  ---------  ---------  ---------
                                             ---------  ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items through the IMR. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amoritized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations, increased liabilities associated with certain reinsurance agreements and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items have been sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the repurchase price. It is the Company's policy to take possession of securities with a market value at least equal to the securities loaned. Securities loaned are recorded at amortized cost as long as the value of the related collateral is sufficient. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable life and variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable annuity and variable universal life administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

    RECLASSIFICATION
    Certain amounts in the 1997 financial statements have been reclassified to conform with the 1998 presentation. These reclassifications had no effect on unassigned surplus or net income previously reported.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. "Prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Indiana will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    The Company has received written approval from the Insurance Department to record surrender charges applicable to separate account liabilities for variable life and annuity products as a liability in the separate account financial statements payable to the Company's general account. In the accompanying financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying Statement of Operations as a change in reserves or change in premium and other deposit funds.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                     1998       1997       1996
                                                                     -------------------------------
                                                                     (IN MILLIONS)
                                                                     -------------------------------
Income:
  Bonds                                                              $ 1,714.3  $ 1,524.4  $ 1,442.2
   ----------------------------------------------------------------
  Preferred stocks                                                        19.7       23.5        9.6
   ----------------------------------------------------------------
  Unaffiliated common stocks                                              10.6        8.3        6.5
   ----------------------------------------------------------------
  Affiliated common stocks                                                 5.2       15.0        9.5
   ----------------------------------------------------------------
  Mortgage loans on real estate                                          323.6      257.2      269.3
   ----------------------------------------------------------------
  Real estate                                                             81.4       92.2      114.4
   ----------------------------------------------------------------
  Policy loans                                                            86.5       37.5       35.0
   ----------------------------------------------------------------
  Other investments                                                       26.5       28.2       22.4
   ----------------------------------------------------------------
  Cash and short-term investments                                        104.7       70.3       48.9
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment income                                                2,372.5    2,056.6    1,957.8
-------------------------------------------------------------------
Expenses:
  Depreciation                                                            19.3       21.0       25.0
   ----------------------------------------------------------------
  Other                                                                  246.0      188.5      176.5
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment expenses                                                265.3      209.5      201.5
-------------------------------------------------------------------  ---------  ---------  ---------
Net investment income                                                $ 2,107.2  $ 1,847.1  $ 1,756.3
-------------------------------------------------------------------  ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    Nonadmitted accrued investment income at December 31, 1997 amounted to $2,600,000, consisting principally of interest on bonds in default and mortgage loans. No accrued investment income was nonadmitted at December 31, 1998.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                     COST OR    GROSS        GROSS
                                                     AMORTIZED  UNREALIZED   UNREALIZED   FAIR
                                                     COST       GAINS        LOSSES       VALUE
                                                     ----------------------------------------------
                                                     (IN MILLIONS)
                                                     ----------------------------------------------
At December 31, 1998:
  Corporate                                          $17,658.4   $ 1,159.8    $   148.2   $18,670.0
   ------------------------------------------------
  U.S. government                                        900.7        88.8          3.4       986.1
   ------------------------------------------------
  Foreign government                                     947.8        59.9         61.2       946.5
   ------------------------------------------------
  Mortgage-backed                                      4,312.1       171.6         33.4     4,450.3
   ------------------------------------------------
  State and municipal                                     11.9          .7           --        12.6
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $23,830.9   $ 1,480.8    $   246.2   $25,065.5
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

At December 31, 1997:
  Corporate                                          $13,003.8   $   942.2    $    60.1   $13,885.9
   ------------------------------------------------
  U.S. government                                        436.3        67.9           --       504.2
   ------------------------------------------------
  Foreign government                                   1,202.1       104.9          5.4     1,301.6
   ------------------------------------------------
  Mortgage-backed                                      3,874.3       215.2         27.1     4,062.4
   ------------------------------------------------
  State and municipal                                     44.2          .3           --        44.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $18,560.7   $ 1,330.5    $    92.6   $19,798.6
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

    The carrying amount of bonds in the balance sheets at December 31, 1998 and 1997 reflects adjustments of $11,800,000 and $5,500,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as low or lower quality.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1998, by contractual maturity, is as follows:

                                                                               COST OR
                                                                               AMORTIZED  FAIR
                                                                               COST       VALUE
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Maturity:
  In 1999                                                                      $   705.6  $   712.6
   --------------------------------------------------------------------------
  In 2000-2003                                                                   4,041.9    4,142.8
   --------------------------------------------------------------------------
  In 2004-2008                                                                   6,652.0    6,860.1
   --------------------------------------------------------------------------
  After 2008                                                                     8,119.3    8,899.7
   --------------------------------------------------------------------------
  Mortgage-backed securities                                                     4,312.1    4,450.3
   --------------------------------------------------------------------------  ---------  ---------
Total                                                                          $23,830.9  $25,065.5
-----------------------------------------------------------------------------  ---------  ---------
                                                                               ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds during 1998, 1997 and 1996 were $9,395,000,000, $9,715,000,000 and
    $10,996,900,000, respectively. Gross gains during 1998, 1997 and 1996 of $186,300,000, $218,100,000 and $169,700,000,
    respectively, and gross losses of $138,000,000, $78,000,000 and $177,000,000, respectively, were realized on those sales.

    At December 31, 1998 and 1997, investments in bonds, with an admitted asset value of $97,800,000 and $76,200,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    Unrealized gains and losses on investments in unaffiliated common stocks and preferred stocks are reported directly in unassigned surplus and do not affect operations. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR     GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                          COST        GAINS        LOSSES       VALUE
                                          --------------------------------------------
                                          (IN MILLIONS)
                                          --------------------------------------------
At December 31, 1998:
  Preferred stocks                         $236.0       $ 8.9        $ 2.4      $242.5
----------------------------------------
  Unaffiliated common stocks                223.3        62.0         26.0       259.3
----------------------------------------
At December 31, 1997:
  Preferred stocks                         $257.3       $12.1        $  .7      $268.7
----------------------------------------
  Unaffiliated common stocks                357.0        98.5         19.5       436.0
----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1998 and 1997 reflects adjustments of $5,800,000 and $4,000,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

    During 1998, the minimum and maximum lending rates for mortgage loans were 6.41% and 8.08%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1998, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The components of the Company's real estate are summarized as follows:

                                                                                     DECEMBER 31
                                                                                     1998       1997
                                                                                     --------------------
                                                                                     (IN MILLIONS)
                                                                                     --------------------
Occupied by the Company:
  Land                                                                               $     2.5  $     2.5
   --------------------------------------------------------------------------------
  Buildings                                                                                9.0        8.4
   --------------------------------------------------------------------------------
  Less accumulated depreciation                                                           (1.7)      (1.2)
   --------------------------------------------------------------------------------  ---------  ---------
Net real estate occupied by the Company                                                    9.8        9.7
-----------------------------------------------------------------------------------
Other:
  Land                                                                                    93.2      124.1
   --------------------------------------------------------------------------------
  Buildings                                                                              413.0      491.6
   --------------------------------------------------------------------------------
  Other                                                                                    7.9        8.1
   --------------------------------------------------------------------------------
  Less accumulated depreciation                                                          (50.1)     (49.1)
   --------------------------------------------------------------------------------  ---------  ---------
Net other real estate                                                                    464.0      574.7
-----------------------------------------------------------------------------------  ---------  ---------
Net real estate                                                                      $   473.8  $   584.4
-----------------------------------------------------------------------------------  ---------  ---------
                                                                                     ---------  ---------

    Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                          1998       1997       1996
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Realized capital gains                                                    $   179.7  $   209.3  $    69.3
------------------------------------------------------------------------
Less amount transferred to IMR (net of related taxes (credit) of $27.3,
$54.0 and $(6.7) in 1998, 1997 and 1996, respectively)                         50.8      100.2      (12.4)
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              128.9      109.1       81.7
Less federal income taxes on realized gains                                    82.1       77.8       28.4
------------------------------------------------------------------------  ---------  ---------  ---------
Net realized capital gains                                                $    46.8  $    31.3  $    53.3
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES
    Statutory-basis financial information related to the Company's four wholly owned insurance subsidiaries is summarized as follows (in millions):

                                                           DECEMBER 31, 1998
                                                           --------------------------------------------
                                                           FIRST
                                                           PENN       LNH&C        LNRAC      LLANY
                                                           --------------------------------------------
Cash and invested assets                                   $ 1,221.1   $   333.9   $   403.6  $ 1,938.0
---------------------------------------------------------
Other assets                                                    40.3        31.3       490.0      270.2
---------------------------------------------------------  ---------  -----------  ---------  ---------
Total admitted assets                                      $ 1,261.4   $   365.2   $   893.6  $ 2,208.2
---------------------------------------------------------  ---------  -----------  ---------  ---------
                                                           ---------  -----------  ---------  ---------

Insurance reserves                                         $ 1,149.8   $   266.3   $   281.8  $ 1,814.5
---------------------------------------------------------
Other liabilities                                               42.0        24.0       553.7       45.1
---------------------------------------------------------
Liabilities related to separate accounts                          --          --          --      236.9
---------------------------------------------------------
Capital and surplus                                             69.6        74.9        58.1      111.7
---------------------------------------------------------  ---------  -----------  ---------  ---------
Total liabilities and capital and surplus                  $ 1,261.4   $   365.2   $   893.6  $ 2,208.2
---------------------------------------------------------  ---------  -----------  ---------  ---------
                                                           ---------  -----------  ---------  ---------

                                                             DECEMBER 31, 1998
                                                             --------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC      LLANY
                                                             --------------------------------------------
Revenues                                                     $   310.4   $   165.0   $   150.3  $ 1,402.6
-----------------------------------------------------------
Expenses                                                         310.6       164.4       139.5    1,656.1
-----------------------------------------------------------
Net realized gains (losses)                                       (0.3)        0.9        (0.1)      (0.7)
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Net income (loss)                                            $    (0.5)  $     1.5   $    10.7  $  (254.2)
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

                                                             DECEMBER 31, 1997
                                                             ------------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC        LLANY
                                                             ------------------------------------------------
Cash and invested assets                                     $ 1,154.4   $   284.8    $   399.0    $   796.3
-----------------------------------------------------------
Other assets                                                      36.9        77.3        481.6        130.8
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total admitted assets                                        $ 1,191.3   $   362.1    $   880.6    $   972.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

Insurance reserves                                           $ 1,072.2   $   266.7    $   279.3    $   588.7
-----------------------------------------------------------
Other liabilities                                                 48.4        21.7        546.4          5.8
-----------------------------------------------------------
Liabilities related to separate accounts                            --          --           --        164.7
-----------------------------------------------------------
Capital and surplus                                               70.7        73.7         54.9        212.9
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total liabilities and capital and surplus                    $ 1,191.3   $   362.1    $   880.6    $   972.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                               DECEMBER 31, 1997
                                                               ----------------------------------------------
                                                               FIRST
                                                               PENN       LNH&C      LNRAC        LLANY
                                                               ----------------------------------------------
Revenues                                                       $   267.6  $   135.4   $   125.3    $   230.0
-------------------------------------------------------------
Expenses                                                           262.6      244.2       114.6        224.4
-------------------------------------------------------------
Net realized gains (losses)                                           .1         .6         (.1)         (.1)
-------------------------------------------------------------  ---------  ---------  -----------  -----------
Net income (loss)                                              $     5.1  $  (108.2)  $    10.6    $     5.5
-------------------------------------------------------------  ---------  ---------  -----------  -----------
                                                               ---------  ---------  -----------  -----------

    The Company also owns three non-insurance subsidiaries, all of which were formed or acquired in 1998. AnnuityNet, Inc. was formed for the distribution of variable annuities over the internet and is valued on the equity method with an admitted asset value of $1,500,000 at December 31, 1998. Lincoln National Insurance Associates was purchased for $600,000 and is valued on the equity method with an admitted asset value of $600,000 at December 31, 1998. Sagemark Consulting, Inc. ("Sagemark") was purchased in 1998 and is a broker dealer acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $5,700,000 at December 31, 1998.

    The carrying value of all affiliated common stocks, was $322,100,000 and $412,100,000 at December 31, 1998 and 1997,
    respectively. The insurance affiliates are carried at statutory-basis net equity while other affiliates are recorded at GAAP basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. The cost basis of investments in subsidiaries as of December 31, 1998 and 1997 was $631,100,000 and
    $466,200,000, respectively.

    During 1998, 1997 and 1996 the Company's insurance subsidiaries paid dividends of $5,200,000, $15,000,000 and $10,500,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate in the accompanying statements of operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

    In 1997 and 1996, federal income taxes incurred totaled
    $78,300,000 and $83,600,000, respectively. In 1998, a
    federal income tax net operating loss of $103,800,000 and tax credits of $19,300,000 were incurred and carried back to recover taxes paid in prior years.

    The Company paid $2,300,000, $164,500,000 and $100,400,000 to LNC in 1998, 1997 and 1996, respectively, for federal income taxes.

    Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187,000,000 of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption, "Other admitted assets", includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future policy benefits and claims," has been reduced for insurance ceded as follows:

                                                                                 DECEMBER 31
                                                                                 1998       1997
                                                                                 --------------------
                                                                                 (IN MILLIONS)
                                                                                 --------------------
Insurance ceded                                                                  $ 4,081.8  $ 1,431.0
-------------------------------------------------------------------------------
Amounts recoverable from other insurers                                               79.9       35.9
-------------------------------------------------------------------------------

    Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                        1998       1997       1996
                                                                        -------------------------------
                                                                        (IN MILLIONS)
                                                                        -------------------------------
Insurance assumed                                                       $ 9,018.9  $   727.2  $   241.3
----------------------------------------------------------------------
Insurance ceded                                                             877.1      302.9      193.3
----------------------------------------------------------------------  ---------  ---------  ---------
Net amount included in premiums                                         $ 8,141.8  $   424.3  $    48.0
----------------------------------------------------------------------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------

    The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $2,098,800,000, $1,240,500,000 and $787,900,000 for 1998,
    1997 and 1996, respectively.

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                               DECEMBER 31
                                                                               1998       1997
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Premium deposit funds                                                          $16,285.2  $16,201.8
-----------------------------------------------------------------------------
Undistributed earnings on participating business                                   348.4      142.0
-----------------------------------------------------------------------------
Other                                                                               13.9       16.3
-----------------------------------------------------------------------------  ---------  ---------
                                                                               $16,647.5  $16,360.1
                                                                               ---------  ---------
                                                                               ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                                                         DECEMBER 31, 1998
                                                                         -----------------------------------
                                                                                                 NET OF
                                                                         GROSS      LOADING      LOADING
                                                                         -----------------------------------
                                                                         (IN MILLIONS)
                                                                         -----------------------------------
Ordinary new business                                                    $     9.5   $     3.4    $     6.1
-----------------------------------------------------------------------
Ordinary renewal                                                             (13.7)       11.3        (25.0)
-----------------------------------------------------------------------
Group life                                                                    14.2          .2         14.0
-----------------------------------------------------------------------  ---------       -----   -----------
                                                                         $    10.0   $    14.9    $    (4.9)
                                                                         ---------       -----   -----------
                                                                         ---------       -----   -----------

                                                                          DECEMBER 31, 1997
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.2   $     2.4    $      .8
------------------------------------------------------------------------
Ordinary renewal                                                               17.8         3.2         14.6
------------------------------------------------------------------------
Group life                                                                     10.6          .2         10.4
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    31.6   $     5.8    $    25.8
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

    The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consultants, Inc. to write group life and health business. Direct premiums written related to the agreements amounted to $11,900,000 and $13,400,000 in 1998 and 1997, respectively. During 1996, LNC Administrative Services Corporation, an affiliate, entered into a similar agreement with the Company with direct premiums written amounting to $7,000,000 and $7,200,000 in 1998 and 1997, respectively.
    Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

7.  ANNUITY RESERVES
    At December 31, 1998, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT     PERCENT
                                                                                  ----------------------
                                                                                  (IN MILLIONS)
                                                                                  ----------------------
Subject to discretionary withdrawal with adjustment:
  With market value adjustment                                                    $ 2,659.5           5%
   -----------------------------------------------------------------------------
  At book value, less surrender charge                                              2,959.2           5
   -----------------------------------------------------------------------------
  At market value                                                                  35,472.0          63
   -----------------------------------------------------------------------------  ---------         ---
                                                                                   41,090.7          73
Subject to discretionary withdrawal without adjustment at book value with
minimal or no charge or adjustment                                                 12,747.3          22
--------------------------------------------------------------------------------
Not subject to discretionary withdrawal                                             2,625.1           5
--------------------------------------------------------------------------------  ---------         ---
Total annuity reserves and deposit fund liabilities -- before reinsurance          56,463.1         100%
--------------------------------------------------------------------------------                    ---
                                                                                                    ---
Less reinsurance                                                                    1,683.8
--------------------------------------------------------------------------------  ---------
Net annuity reserves and deposit fund liabilities, including separate accounts    $54,779.3
--------------------------------------------------------------------------------  ---------
                                                                                  ---------

    A reconciliation of the total net annuity reserves and deposit fund liabilities to the amounts reported in the Company's 1998 Annual Statement and the Company's Separate
    Accounts Annual Statement is as follows:

                                                                    DECEMBER 31,
                                                                    1998
                                                                    -------------
                                                                    (IN MILLIONS)
                                                                    -------------
Per 1998 Annual Statement:
  Exhibit 8, Section B -- Total (net)                                 $ 2,554.6
----------------------------------------------------------------
  Exhibit 8, Section C -- Total (net)                                      26.0
----------------------------------------------------------------
  Exhibit 10, Column 1, Line 19                                        16,579.6
----------------------------------------------------------------    -------------
                                                                       19,160.2
----------------------------------------------------------------    -------------
Per Separate Accounts Annual Statement
  Exhibit 6, Column 2, Line 0299999                                       146.4
----------------------------------------------------------------
  Page 3, Line 3                                                       35,472.7
----------------------------------------------------------------    -------------
                                                                       35,619.1
----------------------------------------------------------------    -------------
Total net annuity reserves and deposit fund liabilities               $54,779.3
----------------------------------------------------------------    -------------
                                                                    -------------

8.  CAPITAL AND SURPLUS
    In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note for $500,000,000 was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8.  CAPITAL AND SURPLUS (CONTINUED)
    repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 1998), and subject to approval by the Indiana Insurance Commissioner. No interest payments were approved by the Indiana Insurance Commissioner as of December 31, 1998 and, thus, no amounts were accrued at that date.

    The second note for $750,000,000 was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 1998), and subject to approval by the Indiana Insurance Commissioner. No interest payments were approved by the Indiana Insurance Commissioner as of December 31, 1998 and, thus, no amounts were accrued at that date.

    A summary of the terms of these surplus notes follows:

                                                                    CURRENT YEAR
                                     PRINCIPAL        PRINCIPAL       INTEREST
  DATE ISSUED                      AMOUNT OF NOTE    OUTSTANDING        PAID
  -------------------------------  --------------   -------------   ------------
  January 5, 1998                   $500,000,000    $ 500,000,000   $ 32,300,000
  -------------------------------
  December 18, 1998                  750,000,000      750,000,000             --
  -------------------------------

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1998, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In January 1998, the Company assumed a block of individual life insurance and annuity business from CIGNA and in October 1998, the Company assumed a block of individual life insurance business from Aetna (SEE NOTE 10). The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission was expensed in the accompanying Statement of Operations and resulted in the reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 1998 and it will be necessary for the Company to obtain prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. It is expected that statutory-basis unassigned surplus will return to a positive position within two to three years from the closing of the Aetna transaction assuming a level of statutory-basis earnings coinciding with recent earnings patterns. If statutory-basis earnings are less then recent patterns due to adverse operating conditions or further indemnity reinsurance transactions of this nature or other factors, or if dividends are approved and paid at amounts higher than recent history, the statutory-basis unassigned surplus may not return to a positive position as soon as expected. Although no assurance can be given, management believes that the approvals for the payment of such dividends in amounts consistent with those paid in the past can be obtained.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial statements of income or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Option issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1998, 885,252 and 504,369 shares of LNC common stock were subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 430,053 and 87,160, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $23.50 to $96.41. During 1998, 1997 and 1996, 136,469, 170,789 and 72,405 options were exercised, respectively, and 18,288, 1,846 and 10,950 options were forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1998 and 1997 is a net liability of $670,100,000 and $516,900,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. The Company reviews reserve levels on an ongoing basis. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    During 1997, the Company conducted an in-depth review of loss experience on its disability income business. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserves by $80,000,000 in 1997.

    MARKETING AND COMPLIANCE ISSUES
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1998, 1997 and 1996 was $34,000,000, $29,300,000 and $26,400,000, respectively. Future minimum rental commitments are as follows (in millions):

1999                                    $    18.9
--------------------------------------
2000                                         18.4
--------------------------------------
2001                                         18.7
--------------------------------------
2002                                         18.7
--------------------------------------
2003                                         18.6
--------------------------------------
Thereafter                                  116.6
--------------------------------------  ---------
                                        $   209.9
                                        ---------
                                        ---------

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 1998 were $54,800,000. Future minimum annual costs range from $33,600,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. Prior to December 31, 1997, the Company limited its maximum coverage that it retained on an individual to $3,000,000. Based on a review of the capital and business in-force effective in January 1998, the Company changed the amount it will retain on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been reinsured with other companies to limit its exposure to interest rate risks. At December 31, 1998, the reserves associated with these reinsurance arrangements totaled $1,608,500,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying statutory-basis financial statements reflect premiums, benefits and policy acquisition expenses net of reinsurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    Proceeds from the sale of common stock of American Statements Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LLANY reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,658,200,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory basis, equal to the liabilities.

    Pursuant to the terms of the reinsurance agreement, the Company, LLANY and CIGNA are in the final stages of agreeing to the statutory-basis values of these assets and liabilities. Any changes to these values that may occur in future periods will not be material to the Company's financial position.

    Subsequent to this transaction, the Company and LLANY announced that they had reached an agreement to sell the administration rights to a variable

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of August 1, 1998.

    In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

    On October 1, 1998, the Company and LLANY entered into an indemnity reinsurance transaction whereby the Company and LLANY reinsured 100% of a block of individual life insurance business from Aetna, Inc. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LLANY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1998, the Company has provided $44,900,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company has retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $43,400,000 and $8,200,000 at December 31, 1998 and 1997, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1998, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1998, 25% of such mortgages ($980,500,000) involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $58,200,000.

    At December 31, 1998, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse affect on the financial position of the Company.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    Four lawsuits involving alleged fraud in the sale of interest sensitive universal life and whole life insurance have been filed as class actions against the Company, although the court has not certified a class in any of these cases. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. While the relief sought in these cases is substantial, it is premature to make assessments about the potential loss, if any, because the status of the cases ranges from the early states of litigation to the dismissal and appeals stage. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks at December 31, 1998 relate to mortgage loan pass-through certificates. The Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. The outstanding guarantees as of December 31, 1998 and 1997 were $30,900,000 and $41,600,000, respectively. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1998 and 1997.

    The Company's wholly owned subsidiary, LNH&C, accepts personal accident reinsurance programs from other insurance companies. Most of these programs are presented to LNH&C by independent brokers who represent the ceding companies. Certain excess of loss personal accident reinsurance programs created in the London market during 1993 through 1996 have produced and have potential to produce significant losses. At December 31, 1998 and 1997, liabilities of $177,400,000 and $186,300,000, respectively, have been established for such programs. These reserves are based on various estimates that are subject to considerable uncertainty. Accordingly, this reserve may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    The Company and LNH&C continue to investigate the personal accident reinsurance programs to determine if there are additional programs including certain workers compensation programs, which may produce losses. At this time, the Company and LNH&C do not have sufficient information to determine whether or not it is probable that additional losses have been incurred nor can the Company and LNH&C accurately estimate the ultimate cost or timing of the outcome on these programs.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, commodity risk, credit risk, increased liabilities associated with reinsurance agreements and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                          NOTIONAL OR         ASSETS (LIABILITIES)
                                          CONTRACT AMOUNTS    -----------------------------------
                                                              CARRYING   FAIR   CARRYING   FAIR
                                                              VALUE      VALUE  VALUE      VALUE
                                          -------------------------------------------------------

                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          1998      1997      1998       1998   1997       1997
                                          -------------------------------------------------------
                                          (IN MILLIONS)
                                          -------------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements            $4,108.8  $4,900.0   $ 9.3     $  .9   $13.9     $   .9
       ---------------------------------
  Swaptions                                1,899.5   1,752.0    16.2       2.5     6.9        6.9
       ---------------------------------
  Interest rate swaps                        258.3      10.0      --       9.9      --       (1.8)
       ---------------------------------
  Put options                                 21.3        --      --       2.2      --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                           6,287.9   6,662.0    25.5      15.5    20.8        6.0
Foreign currency derivatives:
  Forward contracts                            1.5     163.1      --        --     5.4        5.4
       ---------------------------------
  Foreign currency swaps                      47.2      15.0      --        .3      --       (2.1)
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                              48.7     178.1      --        .3     5.4        3.3
Commodity derivatives:
  Commodity swaps                              8.1        --      --       2.4      --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                          $6,344.7  $6,840.1   $25.5     $18.2   $26.2     $  9.3
                                          --------  --------  --------   -----  --------   ------
                                          --------  --------  --------   -----  --------   ------

    A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                      ------------------------------------------------------------------
                                      INTEREST RATE CAPS    SPREAD LOCKS            SWAPTIONS
                                      1998       1997       1998         1997       1998       1997
                                      ------------------------------------------------------------------
                                      (IN MILLIONS)
                                      ------------------------------------------------------------------
Balance at beginning of year          $ 4,900.0  $ 5,500.0   $      --   $      --  $ 1,752.0  $   672.0
------------------------------------
New contracts                             708.8         --          --        50.0      218.3    1,080.0
------------------------------------
Terminations and maturities            (1,500.0)    (600.0)         --       (50.0)     (70.8)        --
------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
Balance at end of year                $ 4,108.8  $ 4,900.0   $      --   $      --  $ 1,899.5  $ 1,752.0
------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
                                      ---------  ---------         ---   ---------  ---------  ---------

                                                                   FINANCIAL FUTURES
                                                                           CONTRACTS   INTEREST RATE SWAPS
                                                               --------------------------------------------
                                                               1998         1997       1998       1997
                                                               --------------------------------------------
Balance at beginning of year                                    $      --   $   147.7  $    10.0  $      --
-------------------------------------------------------------
New contracts                                                          --        88.3    2,226.6       10.0
-------------------------------------------------------------
Terminations and maturities                                            --      (236.0)  (1,978.3)        --
-------------------------------------------------------------         ---   ---------  ---------  ---------
Balance at end of year                                          $      --   $      --  $   258.3  $    10.0
-------------------------------------------------------------         ---   ---------  ---------  ---------
                                                                      ---   ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                                                      PUT OPTIONS                     COMMODITY SWAPS
                                                                      ------------------------------------------------
                                                                      1998       1997         1998         1997
                                                                      ------------------------------------------------
Balance at beginning of year                                          $      --   $      --    $      --    $      --
--------------------------------------------------------------------
New contracts                                                              21.3          --          8.1           --
--------------------------------------------------------------------
Terminations and maturities                                                  --          --           --           --
--------------------------------------------------------------------  ---------         ---          ---          ---
Balance at end of year                                                $    21.3   $      --    $     8.1    $      --
--------------------------------------------------------------------  ---------         ---          ---          ---
                                                                      ---------         ---          ---          ---


                                             FOREIGN CURRENCY DERIVATIVES (FOREIGN INVESTMENTS)
                                             ------------------------------------------------------------------

                                             FOREIGN EXCHANGE      FOREIGN CURRENCY        FOREIGN CURRENCY
                                             FORWARD CONTRACTS     OPTIONS                 SWAPS
                                             1998       1997       1998         1997       1998       1997
                                             ------------------------------------------------------------------
                                             (IN MILLIONS)
                                             ------------------------------------------------------------------
Balance at beginning of year                 $   163.1  $   251.5   $      --   $    43.9  $    15.0  $    15.0
-------------------------------------------
New contracts                                    419.8      833.1          --          --       39.2         --
-------------------------------------------
Terminations and maturities                     (581.4)    (921.6)         --       (43.9)      (7.0)        --
-------------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
Balance at end of year                       $     1.5  $   163.0   $      --   $      --  $    47.2  $    15.0
-------------------------------------------  ---------  ---------         ---   ---------  ---------  ---------
                                             ---------  ---------         ---   ---------  ---------  ---------

    INTEREST RATE CAP AGREEMENTS
    The interest rate cap agreements, which expire in 1999 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other assets ($9,300,000 as of December 31, 1998) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SWAPTIONS
    Swaptions, which expire in 1999 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other assets ($16,200,000 as of December 31, 1998) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SPREAD LOCK AGREEMENTS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

    FINANCIAL FUTURE CONTRACTS
    The Company uses exchange-traded financial futures contracts to hedge against interest rate risks and to manage duration of a portion of its

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily.

    INTEREST RATE SWAP AGREEMENTS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreements the stream of variable coupon payments generated from the bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income.

    The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the anticipated purchase of assets to support newly acquired or assumed blocks of business. Once the assets are purchased, the gains resulting from the termination of the swap agreements are applied to the basis of the assets purchased. The gains are recognized in earnings over the life of the assets.

    PUT OPTION
    The Company uses put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate a fixed income, fixed maturity investment. The put options give the Company the right, but not the obligation, to sell to the counterparty of the agreement the specified securities on a specified date at a fixed price.

    FOREIGN CURRENCY DERIVATIVES (FOREIGN INVESTMENTS)
    The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified future date.

    COMMODITY SWAP
    The Company uses a commodity swap to hedge its exposure to fluctuations in the price of gold, which is the underlying variable in determining the periodic interest payments associated with a fixed income security. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owns a fixed income security that meets its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments are the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts/payments from commodity swaps are recorded in net investment income.

    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $10,000,000, $7,000,000 and $6,900,000 in 1998, 1997 and 1996, respectively.
    Deferred losses of $48,200,000 as of December 31, 1998, were the result of:
    1) terminated and expired spread-lock agreements and; 2) terminated interest rate swaps. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

    The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, financial futures, interest rate swaps, put options and foreign currency derivatives. However, the Company does not anticipate nonperformance

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1998, the exposure was $21,100,000.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

    PREFERRED STOCK
    Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SHORT-TERM DEBT
    For short-term debt, the carrying value approximates fair value.

    SURPLUS NOTES DUE TO LNC
    Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

    GUARANTEES
    The Company's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is zero.

    DERIVATIVES
    The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial future contracts and; 2) industry standard models that are commercially available for interest rate cap agreements, swaptions, spread lock agreements, interest rate swaps, commodity swaps and put options.

    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

    SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                 DECEMBER 31
                                                 ----------------------------------------------
                                                 1998                    1997
                                                 ----------------------------------------------
                                                 CARRYING                CARRYING
ASSETS (LIABILITIES)                             VALUE       FAIR VALUE  VALUE       FAIR VALUE
-----------------------------------------------------------------------------------------------
                                                 (IN MILLIONS)
                                                 ----------------------------------------------
Bonds                                            $ 23,830.9  $ 25,065.5  $ 18,560.7  $ 19,798.6
-----------------------------------------------
Preferred stocks                                      236.0       242.5       257.3       268.7
-----------------------------------------------
Unaffiliated common stocks                            259.3       259.3       436.0       436.0
-----------------------------------------------
Mortgage loans on real estate                       3,932.9     4,100.1     3,012.7     3,179.2
-----------------------------------------------
Policy loans                                        1,606.0     1,685.9       660.5       648.3
-----------------------------------------------
Other investments                                     434.4       434.4       335.5       335.5
-----------------------------------------------
Cash and short-term investments                     1,725.4     1,725.4     2,133.0     2,133.0
-----------------------------------------------
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed
    interest contracts                            (17,845.8)  (17,486.4)  (17,324.2)  (16,887.6)
   --------------------------------------------
  Remaining guaranteed interest and similar
    contracts                                        (714.4)     (738.2)   (1,267.0)   (1,294.6)
   --------------------------------------------
Short-term debt                                      (140.0)     (140.0)     (120.0)     (120.0)
-----------------------------------------------
Surplus notes due to LNC                           (1,250.0)   (1,335.1)         --          --
-----------------------------------------------
Derivatives                                            25.5        18.2        26.2         9.3
-----------------------------------------------
Investment commitments                                   --        (0.6)         --        (0.5)
-----------------------------------------------
Separate account assets                            36,907.0    36,907.0    31,330.9    31,330.9
-----------------------------------------------
Separate account liabilities                      (36,907.0)  (36,907.0)  (31,330.9)  (31,330.9)
-----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In October 1996, the Company and LLANY purchased a block of group tax-qualified annuity business from UNUM Corporation affiliates. The bulk of the transaction was completed in the form of an assumption reinsurance transaction, which resulted in a ceding commission of $71,800,000. The ceding commission resulted in admissible goodwill of $62,300,000, which is being amortized on a straight-line basis over 10 years. LLANY was required by the New York Department of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

    In 1997, LNC contributed 25,000,000 shares of common stock of American States to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of the stock at fair value. The proceeds from this sale of stock were used to partially finance the CIGNA indemnity reinsurance transaction.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Life and Annuity Distributors, Inc. ("LLAD"), has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $76,700,000 in 1998 and override commissions and operating expense allowances of $61,600,000 and $56,300,000 in 1997 and 1996, respectively. LLAD incurred expenses of $102,400,000, $5,500,000 and $15,700,000 in 1998, 1997 and 1996, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LLAD agreed to increase the override commission expense and eliminate the operating expense allowance.

    Cash and short-term investments at December 31, 1998 and 1997 include the Company's participation in a short-term investment pool with LNC of $383,600,000 and $325,600,000, respectively. Related investment income amounted to $16,800,000, $15,500,000 and $15,300,000 in 1998, 1997 and 1996,
    respectively. Short-term loan payable to parent company at December 31, 1998 and 1997 represent notes payable to LNC.

    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $92,100,000, $48,500,000 and $34,100,000 in 1998, 1997 and 1996, respectively.

    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                        YEAR ENDED DECEMBER 31
                        1998       1997       1996
                        -------------------------------
                        (IN MILLIONS)
                        -------------------------------
Insurance assumed       $    13.7  $    11.9  $    17.9
----------------------
Insurance ceded             290.1      100.3      302.8
----------------------

    The balance sheets include reinsurance balances with affiliated companies as follows:

                          DECEMBER 31
                          1998       1997
                          --------------------
                          (IN MILLIONS)
                          --------------------
Future policy benefits
and claims assumed        $   197.3  $   245.5
------------------------
Future policy benefits
and claims ceded            1,125.0      997.2
------------------------
Amounts recoverable on
paid and unpaid losses         84.2       30.4
------------------------
Reinsurance payable on
paid losses                     6.0        5.3
------------------------
Funds held under
reinsurance treaties --
net liability               1,375.4    1,115.4
------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $318,300,000 and $280,900,000 at December 31, 1998 and 1997,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1998 and 1997, LNC had guaranteed $237,000,000 and $229,100,000, respectively, of these letters of credit. At December 31, 1998, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $122,400,000 for statutory surplus relief received under financial reinsurance ceded agreements.

14. SEPARATE ACCOUNTS
    Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially all of the separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

    Separate account premiums, deposits and other considerations amounted to $3,953,300,000, $4,821,800,000 and $4,148,700,000 in 1998, 1997

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)
    and 1996, respectively. Reserves for separate accounts with assets at fair value were $36,145,900,000 and $30,560,700,000 at

    December 31, 1998 and 1997, respectively. All reserves are subject to discretionary withdrawal at market value.

    A reconciliation of transfers to (from) separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              1998           1997
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Transfers as reported in the Summary of Operations of the
various separate accounts:
  Transfers to separate accounts                              $ 3,954.9      $ 4,824.0
------------------------------------------------------------
  Transfers from separate accounts                             (4,069.8)      (2,943.8)
------------------------------------------------------------  ---------      ---------
Net transfers to (from) separate accounts as reported in the
Summary of Operations                                         $  (114.9)     $ 1,880.2
------------------------------------------------------------  ---------      ---------
                                                              ---------      ---------

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS In 1997, certain errors were identified by the Illinois
    Insurance Department in the calculation of the AVR as of December 31, 1996 and 1995. The effects of the AVR errors also resulted in the need for revisions in the calculation of certain investment limitation thresholds, the results of which indicated that additional assets should have been nonadmitted as of December 31, 1996. As discussed by the Company with the Indiana and Illinois Insurance Departments, corrections were made to affected pages of the Company's
    NAIC Annual Statement which were refiled with various state insurance departments. However, due to immateriality of the corrections in relation to the financial statements taken as a whole, the audited 1996 and 1995 statutory-basis financial statements were not corrected and re-issued.

    The Company's 1997 NAIC Annual Statement, as filed with various state insurance departments, also includes the corrected balances for 1996 and 1995. The following is a reconciliation of total admitted assets, total liabilities and capital and surplus as of December 31, 1996 as presented in the 1997 NAIC Annual Statement (as corrected) to the accompanying audited financial statements.

                                          TOTAL                    CAPITAL
                                          ADMITTED   TOTAL         AND
                                          ASSETS     LIABILITIES   SURPLUS
                                          ---------------------------------
Balance as of December 31, 1996 as
reported in the accompanying audited
financial statements                      $50,016.6   $ 48,054.0   $1,962.6
----------------------------------------
Effect of AVR errors                             --         37.6      (37.6)
----------------------------------------
Effect of change in investment
limitations                                   (57.0)          --      (57.0)
----------------------------------------  ---------  -----------   --------
Balance as of December 31, 1996 as
reported in the 1997 NAIC Annual
Statement                                 $49,959.6   $ 48,091.6   $1,868.0
----------------------------------------  ---------  -----------   --------
                                          ---------  -----------   --------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. CENTURY COMPLIANCE (UNAUDITED)
    The Year 2000 issue is pervasive and complex and affects virtually every aspect of the Company's business. The Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners are particularly vulnerable. The Company has been redirecting a large portion of internal Information Technology efforts and contracting with outside consultants to update systems to address Year 2000 issues. Experts have been engaged to assist in developing work plans and cost estimates and to complete remediation activities.

    For the year ended December 31, 1998, the Company identified expenditures of $26,300,000 to address this issue. This brings the expenditures for 1996 through 1998 to $34,200,000 million. The Company's financial plans for 1999 and 2000 include expected expenditures of an additional $38,300,000 bringing estimated overall Year 2000 expenditures to $72,500,000. Because updating systems and procedures is an integral part of the Company's on-going operations, approximately 50% of expenditures shown above are expected to continue after all Year 2000 issues have been resolved. Actual Year 2000 expenditures through December 31, 1998 and future Year 2000 expenditures are expected to be funded from operating cash flows. The anticipated cost of addressing Year 2000 issues is based on management's current best estimates which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. Such costs will be closely monitored by management. Nevertheless, there can be no guarantee that actual costs will not be higher than these estimated costs. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems and other uncertainties. The total expenditures identified represent only the Company's portion of LNC's larger expenditures to address the Year 2000 issue.

    The current scope of the overall Year 2000 program includes the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and Local Area Network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans.

    The projects to address IT and non-IT readiness have four major phases. Phase one involves raising awareness and creating an inventory of all IT and non-IT assets. The second phase consists of assessing all items inventoried to initially determine whether they are affected by the Year 2000 issue and preparing general plans and strategies. The third phase entails the detailed planning and remediation of affected systems and equipment. The last phase consists of testing to verify Year 2000 readiness.

    The Company has completed those four phases for over two-thirds of its high priority IT systems, including those provided by software vendors. While the Company's year 2000 program for nearly all high priority IT systems is expected to be completed in the first quarter 1999, phase four, for a small but important subset of these systems, will continue through the end of the second quarter 1999. As of December 31, 1998, the status of projects addressing readiness of IT assets is: 100% of IT assets have been inventoried (Phase 1) and assessed (Phase 2); 94% of IT projects have been through the remediation phase (Phase 3) with the last project scheduled for completion by the end of March 1999; and 69% of IT projects have completed the testing phase (Phase 4) with the last project scheduled to finish testing by the end of June 1999. A portion of the effort that extends into 1999 is dependent on outside third parties and is behind the original schedule. The Company is working with these parties to modify the completion schedule.

    As of December 31, 1998, the status of projects that address readiness of high priority non-IT assets is: 100% of non-IT assets have been inventoried (Phase 1) and assessed (Phase 2); 79% of non-IT projects addressing remediation (Phase 3) have been completed and 21% of non-IT projects have completed the testing phase (Phase 4). The Company expects to have all phases related to high priority non-IT completed by the end of October 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. CENTURY COMPLIANCE (UNAUDITED) (CONTINUED)
    Concurrent with the IT and non-IT projects, the readiness of key business partners is being reviewed and Year 2000 contingency plans are being developed. The most significant categories of key business partners are financial institutions, software vendors and utility providers (gas, electric and telecommunications). Surveys have been mailed to these key business partners. Based on responses received, current levels of readiness are being assessed, follow-up contacts are underway, alternative strategies are being developed and testing is being scheduled where feasible. This effort is expected to continue well into 1999. As noted above, software vendor assessments are considered part of the IT projects and, therefore, would follow the schedule shown above for such projects.

    While the Company is working to meet the schedules outlined above, some uncertainty remains. Specific factors that give rise to this uncertainty include a possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third parties whose systems and operations impact the Company and other similar uncertainties.

    A worst case scenario might include the Company's inability to achieve Year 2000 readiness with respect to one or more of the Company's significant policyholder systems resulting in a material disruption to the Company's operations. Specifically, the Company could experience an interruption in its ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records and/or perform adequate customer service. Should the worst case scenario occur, it could, depending on its duration, have a material impact on the Company's results of operations and financial position. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period would have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 contingency planning. The Company is in the process of modifying its contingency plans to address potential Year 2000 issues. Where these efforts identify high risks due either to unacceptable work around procedures or significant readiness risks, appropriate risk management techniques are being developed. These techniques, such as resource shifting or use of alternate providers, will be employed to provide stronger assurances of readiness. The Company has gone through exercises to identify worst case scenario failures. At this time, the Company believes its plans are sufficient to mitigate identified worst case scenarios.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Lincoln National Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

                                         /s/ Ernst & Young LLP

February 1, 1999

                                     SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne and the State of Indiana on this 23rd day of April, 1999.


                              LINCOLN NATIONAL VARIABLE ANNUITY
                              Account C (Registrant) - (eAnnuity)


                              By: /s/ Stephen H. Lewis
                                  -------------------------------------
                                  Stephen H. Lewis
                                  Senior Vice President, LNL


                              By: THE LINCOLN NATIONAL LIFE
                                  INSURANCE COMPANY
                                  (Depositor)

                              By: /s/ Kelly D. Clevenger
                                  -------------------------------------
                                  Kelly D. Clevenger
                                  Vice President


     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                     Title                                 Date
---------                     -----                                 ----
*/s/Gabriel L. Shaheen
--------------------------    Chief Executive Officer,           April 23, 1999
Gabriel L. Shaheen            President & Director
                              (Principal Executive Officer)


*/s/Lawrence T. Rowland
--------------------------    Executive Vice President           April 23, 1999
Lawrence T. Rowland           and Director


*/s/Keith J. Ryan
--------------------------    Senior Vice President, Chief        April 23, 1999
Keith J. Ryan                 Financial Officer and Assistant
                              Treasurer (Principal Accounting
                              Officer and Principal Financial
                              Officer)


*/s/Jon A. Boscia
--------------------------    Director                            April 23, 1999
Jon A. Boscia


*/s/H. Thomas McMeekin
--------------------------    Director                            April 23, 1999
H. Thomas McMeekin


*/s/Richard C. Vaughan
--------------------------    Director                            April 23, 1999
Richard C. Vaughan


*/s/Kelly D. Clevenger
--------------------------    pursuant to Power of Attorney filed
Kelly D. Clevenger            with Post-Effective Amendment No. 3
                              to this Registration Statement.

                           PART C--OTHER INFORMATION

Item 24.
--------


(a)  LIST OF FINANCIAL STATEMENTS

     (1)  Part A   The Table of Condensed Financial Information is included in
                   Part A of this Registration Statement.

     (2)  Part B   The following financial statements of Lincoln National
                   Variable Annuity Account C are included in Part B of this
                   Registration Statement:

                   Statement of Assets and Liability - December 31, 1998 Statement of Operations - Year ended December 31, 1998 Statements of Changes in Net Assets - Years ended
                        December 31, 1998 and 1997
                   Notes to Financial Statements - December 31, 1998 Report of Ernst & Young LLP, Independent Auditors

     (3)  Part B   The following statutory-basis financial statements of
                   the Lincoln National Life Insurance Company are included in
                   Part B of this Registration Statement:


                   Balance Sheets - Statutory-basis - December 31,
                        1998 and 1997
                   Statements of Operations - Statutory-basis - Years ended
                        December 31, 1998, 1997, and 1996
                   Statements of Changes in Capital and Surplus -
                        Statutory-basis - Years ended December 31, 1998, 1997, and 1996
                   Statements of Cash Flows - Statutory-basis -- Years ended
                        December 31, 1998, 1997, and 1996
                   Notes to Statutory-basis Financial Statements - December 31,
                        1998
                   Report of Ernst & Young LLP, Independent Auditors


24 (b)   LIST OF EXHIBITS


         (1) Resolution of the Board of Directors of the Lincoln National Life Insurance Company establishing Separate Account C is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.

         (2)  None.

         (3)  Not Applicable.

         (4) The form of the variable annuity contract is incorporated herein by reference to the Registration Statement on Form N-4 (333-50817) filed July 17, 1998.


         (5) The form of application is incorporated herein by reference to the Registration Statement on Form N-4 (333-50817) filed
              July 17, 1998.

         (6)    (a) Articles of Incorporation of Lincoln National Life Insurance
                    Company are hereby incorporated by reference to the Registration Statement on Form S-6 (333-40745) filed November 21, 1997.

                (b) Bylaws of Lincoln National Life Insurance Company are hereby incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

         (7)   None.

         (8)    (a) Services Agreement between Delaware Management Holdings,
                    Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

                (b) Fund Participation Agreement between Lincoln National
                    Aggressive Growth Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post-Effective Agreement No. 8 to Registration Statement (File No. 33-70742) on Form N-1A Filed April 16, 1999).

                (c) Fund Participation Agreement between Lincoln National
                    Bond Fund, Inc. and Lincoln National Life Insurance Company. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 33-71158) filed April 16, 1999.

                (d) Fund Participation Agreement between Lincoln National
                    Capital Appreciation Fund, Inc. and Lincoln National Life Insurance Company. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 33-70272) filed April 16, 1999.

                (e) Fund Participation Agreement between Lincoln National
                    Equity-Income Fund, Inc. and Lincoln Natinal Life Insurance Company. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 33-71158) filed April 16, 1999.

                (f) Fund Participation Agreement between Lincoln National
                    Global Asset Allocation Fund, Inc. and Lincoln National Life Insurance Company. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 33-13530) filed April 16, 1999.

                (g) Fund Participation Agreement between Lincoln National
                    Growth and Income Fund, Inc. and Lincoln National Life Insurance Company. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-80741) filed April 16, 1999.

                (h) Fund Participation Agreement between Lincoln National
                    International Fund, Inc. and Lincoln National Life Insurance Company. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 33-38335) filed April 16, 1999.

                (i) Fund Participation Agreement between Lincoln National
                    Managed Fund, Inc. and Lincoln National Life Insurance Company. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-82276) filed April 16, 1999.

                (j) Fund Participation Agreement between Lincoln National
                    Money Market Fund, Inc. and Lincoln National Life Insurance Company. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-80743) filed April 16, 1999.

                (k) Fund Participation Agreement between Lincoln National
                    Social Awareness Fund, Inc. and Lincoln National Life Insurance Company. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 33-19896) filed April 16, 1999.

                (l) Fund Participation Agreement between Lincoln National
                    Special Opportunities Fund, Inc. and Lincoln National Life Insurance Company. Incorporated herein by reference to Registration Statement on Form N-1A (File No. 2-80731) filed April 16, 1999.

                (m) Fund Participation Agreement between Delaware Group
                    Premium Fund, Inc. and Lincoln National Life and Delaware Distributors, LP incorporated herein by reference to Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.

                (n) Amendment to Fund Participation Agreement between Delaware
                    Group Premium Fund, Inc. and Lincoln National Life and Delaware Distributors, LP dated November 1, 1998.

                (o) Form of Fund Participation Agreement between Twentieth
                    Century Securities, Inc. and Lincoln National Life Insurance Company.

                (p) Form of Fund Participation Agreement between BT Insurance
                    Funds Trust, Bankers Trust Company and Lincoln National Life Insurance Company.

                (q) Form of Fund Participation Agreement between Janus Aspen
                    Series and Lincoln National Life Insurance Company.

                (r) Fund Participation Agreement between Neuberger & Berman
                    Advisers Management Trust, Advisers Management Trust, Neuberger & Berman Management Incorporation and Lincoln National Life Insurance Company.

                (s) Fund participation agreement between Baron Capital Funds
                    Trust, Baron Capital, Inc. and Lincoln National Life Insurance Company.



         (9) Opinion and Consent of Mary Jo Ardington, Counsel, is incorporated herein by reference to the Registration Statement filed on Form N-4 (File Number 333-50817) on July 17, 1998.

        (10) Consent of Ernst & Young LLP, Independent Auditors.

        (11) Not applicable.

        (12) Not applicable.

        (13) Schedule of Computation is incorporated herein by reference to the Registration Statement filed on Form N-4 (File Number 333-50817) on July 17, 1998.

        (14) Not applicable.

        (15)    (a) Organizational Chart of Lincoln National Life Insurance
                    Holding Company System
                (b) Memorandum Concerning Books and Records

        (16) Power of Attorney
                (a) Gabriel L. Shaheen
                (b) Lawrence T. Rowland
                (c) Keith J. Ryan
                (d) Jon A. Boscia
                (e) H. Thomas McMeekin
                (f) Richard C. Vaughan

Item 25.
--------

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Positions and Offices with Lincoln National
Name                         Life Insurance Company
----                         ----------------------
Gabriel L. Shaheen*          President, Chief Executive Officer and Director
Jon A. Boscia**              Director
John H. GoHa****             Senior Vice President
Jack D. Hunter**             Executive Vice President and General Counsel
H. Thomas McMeekin**         Director
Stephen H. Lewis*            Senior Vice President
Lawrence T. Rowland***       Executive Vice President
Keith J. Ryan*               Senior Vice President, Asst. Treasurer and Chief Financial Officer
Richard C. Vaughan**         Director
Roy V. Washington*****       Vice President
Eldon J. Summers**           Treasurer and Second Vice President
Cynthia A. Rose**            Assistant Vice President and Secretary

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne, Indiana 46804.

****  Principal business address is 350 Church Street, Hartford, CT 06103.


***** Principal business address is 915 S. Clinton St., Fort Wayne, IN 46802

Item 26.
--------

                    PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The Organizational Chart of The Lincoln National Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.
--------

                           NUMBER OF CONTRACT OWNERS

     As of February 28, 1999 there were 429,000 Contract Owners under Account C.

Item 28.
- --------

                         INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the rights of, Lincoln Life.

         Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                             PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln Life Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M, Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; and Lincoln Life Flexible Premium Variable Life Account S; Lincoln National Variable Annuity
         Accounts 50 and 51

     (b) See Item 25.


     (c) Commissions and Other Compensation Received by Lincoln National Life Insurance Company from Lincoln National Variable Annuity Account C during the fiscal year which ended December 31, 1998:

       (1)                 (2)              (3)          (4)           (5)
                     Net Underwriting
Name of Principal     Discounts and    Compensation   Brokerage
   Underwriter         Commissions     on Redemption  Commissions  Compensation
   -----------         -----------     -------------  -----------  ------------

The Lincoln National
Life Insurance                                    a                            b
Company                   None           None          None         None


Notes:

     (a) These figures represent compensation received by Lincoln National Life Insurance Company for surrender, withdrawal and contract charges. See Charges and other deductions, in the Prospectus.

     (b) These figures represent compensation received by Lincoln National Life Insurance Company for mortality and expense guarantees. See Charges and other deductions, in the Prospectus.

Item 30.
--------

                       LOCATION OF ACCOUNTS AND RECORDS

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.


Item 31.
--------
     Not applicable.

Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post cared or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon request to Lincoln Life at the address or website listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.